UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2019

Invest with a stable,
long-term approach

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	3.53%	1.85%	3.82%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated March 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Expectations of easier monetary policy pushed bond yields lower and contributed to strong fixed income returns during the first half of The Bond Fund of America’s fiscal year. For the six-month period ended June 30, 2019, the fund gained 5.98%.

By way of comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — returned 6.11%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, was up 6.29%. The fund’s results versus these benchmarks over longer periods are shown in the chart below.

During the period, the fund paid dividends totaling nearly 16 cents per share. For investors, this amounted to an income return of 1.26% with dividends reinvested, and 1.25% if taken in cash.

Bond market overview

After signaling more rate hikes in late 2018, the U.S. Federal Reserve backtracked at the very end of the year following sharp equity volatility. In the early months of 2019, its communication continued to underscore the theme that rate cuts were more likely than hikes, as inflation weakened and some economic indicators like manufacturing data looked to be softening.

Results at a glance

For periods ended June 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	5.98%	7.57%	2.23%	2.64%	4.22%	7.43%
Bloomberg Barclays U.S. Aggregate Index*	6.11	7.87	2.31	2.95	3.90	7.42
Lipper Core Bond Funds Average†	6.29	7.35	2.37	2.62	4.25	7.26

*	Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over long periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, at americanfunds.com.

The Bond Fund of America	1

Central banks around the world followed suit, projecting easier monetary policy. This led markets to rally broadly and yields to fall across bond maturities. The benchmark 10-year Treasury yield declined 69 basis points to 2% — the lowest level in two years.

Bond yields declined globally as well, even turning negative in some regions. At the end of June, total outstanding negative-yielding debt exceeded $13 trillion, surpassing the levels seen during the ultra-low rate environment experienced in 2016.

Credit had a strong first half of 2019. Investment-grade corporate bonds gained 9.85%, as the bonds’ spread to Treasuries — the premium that investors demand for taking credit risk — tightened 38 basis points to 115 basis points. Corporate issuance for the year has been relatively modest, down nearly 13% from 2018.

Inside the portfolio

Managers continued to execute the fund’s strategy of investing in high-quality fixed income, consisting predominantly of U.S. Treasuries, corporate bonds and mortgage-backed securities (MBS). The portfolio’s duration position — the way in which it treats interest rate risk — expressed the view that the Treasury yield curve would steepen, meaning that shorter term rates would fall by more than longer term rates. This expectation was based on indications that the U.S. economy is late in its economic cycle, when the Fed usually signals rate cuts and the curve tends to steepen. This is what happened over the period, which resulted in curve positioning having a positive impact.

The fund’s security selection also helped results. Managers’ bond selection was based on our analysts’ deep research. Because so many corporate bonds are expensive in this environment, analysis that can reveal specific bonds that have more upside potential is vital. One example of this comes from the collaboration of our analysts in the U.S. and Europe. Research revealed good opportunities in bonds issued in countries like Portugal, Italy and Greece. These investments helped to boost results. Sector allocation was a slight drag overall, due in part to its position in investment-grade corporate bonds.

To manage duration and curve positioning, the fund held both cash bonds and derivatives, such as interest rate swaps and futures. The fund primarily used these derivatives to shift interest rate exposure away from long maturities and toward

2	The Bond Fund of America

intermediate maturities. These interest rate derivatives, together with cash positions, contributed positively to results. The fund also owned credit-default swaps to limit credit risk exposure. Gains from the fund’s cash position in corporate bonds exceeded the cost of this protection.

Managers saw value in Treasury Inflation-Protected Securities (TIPS), based on attractive market pricing. TIPS helped relative results, as their return outpaced nominal Treasuries. Due to a view that MBS looked expensive, the portfolio held a smaller portion than the index. This enhanced relative results from an allocation standpoint as MBS underperformed most other sectors. However, the fund’s exposure to the broader asset-backed securities market, which exceeded the benchmark’s position, detracted from an allocation standpoint.

Looking ahead

Economic indicators for the U.S. economy have become mixed. While moderate growth persists and the labor market continues to look very strong, manufacturing activity appears to be weakening. Trade tensions and global growth remain significant concerns. Success on a trade deal could help to lengthen the current economic expansion, while more turmoil could inspire fresh volatility.

However, central banks around the world appear ready to provide monetary stimulus should conditions deteriorate. Market pricing has consequently already factored in Fed rate cuts coming this and next year. As a result, managers may consider cutting duration if the U.S. economy continues to grow at a healthy clip or add duration if conditions worsen. Similarly, managers will carefully watch economic indicators in the second half of 2019 to determine how to treat credit risk.

I would like to end on a personal note, as I will be retiring at the end of this year. For the past 30 years it has been a privilege to work for The Bond Fund of America’s shareholders as a manager. They have entrusted us with the important job of helping to protect and grow their savings. Over the years, one of my happiest memories is receiving letters from our investors and learning how the fund helped them achieve their goals like retirement.

Over this 30-year period, the The Bond Fund of America has grown from $1 billion to roughly $45 billion, which makes it the largest actively managed fund in Morningstar’s

The Bond Fund of America	3

recently created Intermediate Core Bond category. The research firm recently came around to our philosophy that core bond funds should prioritize pursuing the roles of fixed income including diversification from equities and capital preservation. That resulted in placing core funds that take relatively more credit risk into its new Intermediate Core-Plus category.

The Bond Fund of America will remain in the capable hands of its other portfolio managers. Pramod Atluri, an experienced core bond fund manager, will take over as president next year, the role I have held since 2009. I am confident that he will treat our shareholders’ investments with the utmost respect and prudence.

I have appreciated your support over the years, and our team looks forward to reporting to you again in six months.

Cordially,

John H. Smet
President

August 13, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.84%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.37%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	The Bond Fund of America

Summary investment portfolio June 30, 2019	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	39.48%
AAA/Aaa	23.83
AA/Aa	2.94
A/A	11.02
BBB/Baa	14.82
Below investment grade	3.16
Unrated	.01
Short-term securities & other assets less liabilities	4.74
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.24%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 39.48%
U.S. Treasury 37.27%
U.S. Treasury 2.75% 2020	$182,000	$183,911
U.S. Treasury 2.125% 2021	309,778	311,826
U.S. Treasury 2.50% 2021[1]	1,280,010	1,294,282
U.S. Treasury 1.875% 2022	401,500	403,058
U.S. Treasury 1.875% 2022	386,200	388,061
U.S. Treasury 2.00% 2022	399,550	403,018
U.S. Treasury 2.00% 2022	220,460	222,433
U.S. Treasury 2.125% 2022	605,830	614,039
U.S. Treasury 1.50% 2023[1]	417,860	414,580
U.S. Treasury 2.50% 2023	209,735	216,126
U.S. Treasury 2.625% 2023	438,800	452,719
U.S. Treasury 2.625% 2023	237,000	245,942
U.S. Treasury 2.75% 2023	270,000	280,346

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.875% 2023	$416,200	$435,774
U.S. Treasury 2.875% 2023	242,729	253,955
U.S. Treasury 2.00% 2024	1,107,085	1,120,237
U.S. Treasury 2.00% 2024	180,000	181,976
U.S. Treasury 2.125% 2024	678,850	690,411
U.S. Treasury 2.125% 2024	163,736	166,487
U.S. Treasury 2.25% 2024	493,998	505,246
U.S. Treasury 2.25% 2024	172,750	176,785
U.S. Treasury 2.375% 2024	247,956	254,958
U.S. Treasury 2.625% 2025	197,816	207,172
U.S. Treasury 2.75% 2025[1]	992,493	1,042,812
U.S. Treasury 2.875% 2025	287,175	304,092
U.S. Treasury 2.25% 2026	353,865	362,602
U.S. Treasury 2.25% 2027	232,486	237,915
U.S. Treasury 2.375% 2029	449,725	464,620
U.S. Treasury 2.50% 2046[1]	174,762	173,764
U.S. Treasury 3.00% 2048[1]	179,901	196,875
U.S. Treasury 2.875% 2049[1]	375,249	402,166
U.S. Treasury 3.00% 2049[1]	412,528	452,646
U.S. Treasury 1.13%–3.38% 2020–2048[1]	3,591,613	3,670,508
		16,731,342

U.S. Treasury inflation-protected securities 2.21%
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	229,076	231,935
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	193,639	194,915
U.S. Treasury Inflation-Protected Securities 0.25%–2.13% 2024–2049[1,2]	548,472	565,993
		992,843

Total U.S. Treasury bonds & notes		17,724,185

Corporate bonds & notes 28.17%
Financials 6.37%
Other securities		2,858,116

Health care 5.12%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	206,198	179,392
Teva Pharmaceutical Finance Co. BV 3.15%–6.75% 2024–2046	348,715	285,436
Other securities		1,835,127
		2,299,955

Energy 3.18%
Other securities		1,427,130

Consumer staples 2.80%
Other securities		1,256,130

Utilities 2.65%
Other securities		1,191,088

Consumer discretionary 2.65%
Other securities		1,190,558

Information technology 1.53%
Other securities		684,582

6	The Bond Fund of America

	Principal amount (000)	Value (000)
Industrials 1.46%
Other securities		$657,122

Communication services 1.03%
Other securities		461,860

Other 1.38%
Other securities		618,709

Total corporate bonds & notes		12,645,250

Mortgage-backed obligations 21.10%
Federal agency mortgage-backed obligations 20.45%
Fannie Mae Pool #CA2057 4.50% 2048[3]	$226,309	237,996
Fannie Mae Pool #CA1709 4.50% 2048[3]	220,224	231,707
Fannie Mae 0%–9.50% 2019–2057[3,4,5]	1,631,958	1,691,832
Freddie Mac 3.00% 2046[3]	197,727	201,952
Freddie Mac 3.00%–7.50% 2030–2049[3]	1,141,913	1,182,117
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[3]	442,282	458,896
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[3]	254,560	265,302
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[3]	308,789	322,910
Government National Mortgage Assn. 4.50% 2049[3]	161,415	168,834
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[3,6]	1,092,491	1,139,144
Uniform Mortgage-Backed Security 3.00% 2034[3]	548,532	559,206
Uniform Mortgage-Backed Security 3.00% 2034[3]	181,533	185,008
Uniform Mortgage-Backed Security 3.50% 2049[3,6]	760,114	776,713
Uniform Mortgage-Backed Security 3.50% 2049[3]	193,200	197,471
Uniform Mortgage-Backed Security 4.00% 2049[3]	264,327	273,150
Uniform Mortgage-Backed Security 4.50% 2049[3]	256,251	267,787
Uniform Mortgage-Backed Securities 3.00%–5.00% 2034–2049[3]	295,173	305,333
Other securities		713,465
		9,178,823

Other 0.65%
Other securities		291,321

Total mortgage-backed obligations		9,470,144

Asset-backed obligations 3.36%
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[3]	345,946	345,911
Other securities		1,162,076
		1,507,987

Bonds & notes of governments & government agencies outside the U.S. 2.19%
Other securities		983,129

Municipals 0.94%
Other 0.94%
Other securities		424,020

Total municipals		424,020

Total bonds, notes & other debt instruments (cost: $41,613,030,000)		42,754,715

The Bond Fund of America	7

Preferred securities 0.01%	Shares	Value (000)
Other 0.01%
Other securities		$5,154

Total preferred securities (cost: $6,349,000)		5,154

Common stocks 0.01%
Other 0.01%
Other securities		2,099

Total common stocks (cost: $12,735,000)		2,099

Short-term securities 9.54%
Money market investments 9.30%
Capital Group Central Cash Fund	41,749,182	4,174,501

	Principal amount (000)
Other short-term securities 0.24%
U.S. Treasury Bills 2.17%–2.46% 2019–2020	$80,000	79,749
Other securities		28,118
		107,867

Total short-term securities (cost: $4,281,984,000)		4,282,368
Total investment securities 104.80% (cost: $45,914,098,000)		47,044,336
Other assets less liabilities (4.80)%		(2,153,553)

Net assets 100.00%		$44,890,783

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $40,762,000, which represented .09% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $18,229,000, which represented .04% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $2,077,000, an aggregate cost of $12,735,000, and which represented less than .01% of the net assets of the fund) were acquired from 9/26/2013-11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

8	The Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2019[8] (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
30 Day Federal Funds Futures	Short	1,566	July 2019	$(652,552)	$(637,119)	$226
90 Day Euro Dollar Futures	Long	15,995	September 2019	3,998,750	3,918,575	4,393
90 Day Euro Dollar Futures	Short	15,995	September 2020	(3,998,750)	(3,936,570)	(4,007)
90 Day Euro Dollar Futures	Short	5,565	March 2021	(1,391,250)	(1,369,964)	(4,324)
2 Year U.S. Treasury Note Futures	Long	84,850	October 2019	16,970,000	18,257,997	104,777
5 Year Euro-Bobl Futures	Long	922	September 2019	€92,200	140,948	597
5 Year U.S. Treasury Note Futures	Long	59,306	October 2019	$5,930,600	7,007,374	77,248
10 Year Euro-Bund Futures	Short	1,659	September 2019	€(165,900)	(325,865)	(3,200)
10 Year U.S. Treasury Note Futures	Long	18,424	September 2019	$1,842,400	2,357,696	29,563
10 Year Ultra U.S. Treasury Note Futures	Short	8,627	September 2019	(862,700)	(1,191,604)	(26,623)
20 Year U.S. Treasury Bond Futures	Long	1,191	September 2019	119,100	185,312	4,562
30 Year Ultra U.S. Treasury Bond Futures	Long	4,202	September 2019	420,200	746,118	14,987
						$198,199

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)
JPY3,381,918	USD31,400	HSBC Bank	7/10/2019	$(2)
USD21,085	EUR18,696	Bank of America, N.A.	7/10/2019	(196)
USD25,498	MXN504,000	HSBC Bank	7/10/2019	(708)
USD19,787	KRW23,388,000	JPMorgan Chase	7/11/2019	(476)
PLN156,750	EUR36,586	JPMorgan Chase	7/15/2019	341
EUR19,625	USD22,151	JPMorgan Chase	7/15/2019	197
EUR12,260	PLN52,200	JPMorgan Chase	7/15/2019	(27)
USD4,385	EUR3,885	JPMorgan Chase	7/15/2019	(39)
CAD5,432	USD4,093	Bank of America, N.A.	7/16/2019	57
USD654	EUR575	JPMorgan Chase	7/16/2019	(1)
MXN330,000	USD17,356	UBS AG	7/16/2019	(214)
USD51,542	MXN1,021,600	Goldman Sachs	7/16/2019	(1,524)
GBP2,060	USD2,616	JPMorgan Chase	7/17/2019	2
USD470	GBP370	JPMorgan Chase	7/17/2019	— [9]
USD2,286	EUR2,035	JPMorgan Chase	7/17/2019	(32)
USD4,286	CAD5,682	JPMorgan Chase	7/17/2019	(55)
USD32,835	MXN634,296	HSBC Bank	7/17/2019	(107)
USD37,844	EUR33,354	Bank of America, N.A.	7/17/2019	(144)
USD19,548	SGD26,700	HSBC Bank	7/17/2019	(193)
USD3,986	INR277,800	Standard Chartered Bank	7/18/2019	(28)
EUR10,922	NOK106,800	JPMorgan Chase	7/18/2019	(88)
KRW188,000,000	USD159,020	Citibank	7/19/2019	3,903
CLP16,700,000	USD23,962	Standard Chartered Bank	7/19/2019	691
COP42,430,000	USD12,948	Goldman Sachs	7/19/2019	235
JPY816,191	USD7,546	UBS AG	7/19/2019	37

The Bond Fund of America	9

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2019 (000)
USD707	INR49,350	Standard Chartered Bank	7/19/2019	$(6)
USD2,592	EUR2,285	JPMorgan Chase	7/19/2019	(10)
USD25,674	BRL99,000	HSBC Bank	7/19/2019	(56)
USD5,281	BRL20,570	Citibank	7/19/2019	(65)
USD21,278	KRW25,175,000	JPMorgan Chase	7/19/2019	(540)
USD842	EUR750	Morgan Stanley	7/22/2019	(13)
USD3,516	INR245,150	Goldman Sachs	7/22/2019	(24)
USD2,975	AUD4,300	Bank of America, N.A.	7/22/2019	(47)
USD10,545	EUR9,326	Morgan Stanley	7/22/2019	(82)
CAD50,925	USD38,119	HSBC Bank	7/23/2019	792
CAD37,000	USD27,614	Morgan Stanley	7/23/2019	657
USD11,554	MXN222,520	Goldman Sachs	7/23/2019	9
USD33,221	CAD43,500	Morgan Stanley	7/23/2019	(17)
USD35,340	EUR31,357	Goldman Sachs	7/24/2019	(396)
JPY5,640,000	USD52,143	Morgan Stanley	7/25/2019	282
USD7,993	MXN154,000	UBS AG	7/25/2019	6
USD79,043	JPY8,531,581	Morgan Stanley	7/25/2019	(260)
USD18,569	EUR16,525	JPMorgan Chase	7/25/2019	(265)
USD19,222	GBP15,330	JPMorgan Chase	7/25/2019	(274)
USD11,806	SEK112,000	UBS AG	7/25/2019	(280)
USD66,664	EUR58,875	Morgan Stanley	7/25/2019	(437)
USD67,996	INR4,748,500	Standard Chartered Bank	7/25/2019	(561)
EUR23,213	MXN500,000	Goldman Sachs	7/26/2019	531
AUD21,724	USD15,073	JPMorgan Chase	7/26/2019	195
EUR10,000	USD11,330	Bank of America, N.A.	7/26/2019	68
USD3,514	EUR3,079	JPMorgan Chase	7/26/2019	4
JPY1,769,000	USD16,471	UBS AG	7/26/2019	(26)
USD4,844	EUR4,275	Bank of America, N.A.	7/26/2019	(29)
MXN700,200	USD33,397	Goldman Sachs	9/17/2019	2,584
USD35,500	MXN700,200	Goldman Sachs	9/17/2019	(481)
				$2,888

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.37375%	U.S. EFFR	7/31/2019	$24,105,200	$117	$—	$117
2.374%	U.S. EFFR	7/31/2019	21,636,900	110	—	110
2.33%	U.S. EFFR	7/31/2019	1,400,000	(48)	—	(48)
2.336%	U.S. EFFR	7/31/2019	2,800,000	(80)	—	(80)
2.361%	U.S. EFFR	7/31/2019	16,500,000	(107)	—	(107)
2.337%	U.S. EFFR	7/31/2019	5,437,000	(151)	—	(151)
2.354%	U.S. EFFR	7/31/2019	23,937,900	(303)	—	(303)
2.325%	U.S. EFFR	7/31/2019	8,913,700	(342)	—	(342)
2.321%	U.S. EFFR	7/31/2019	8,325,000	(349)	—	(349)
2.329%	U.S. EFFR	7/31/2019	14,603,200	(508)	—	(508)

10	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.305%	U.S. EFFR	7/31/2019		$10,313,800	$(578)	$—	$(578)
2.328%	U.S. EFFR	7/31/2019		17,470,000	(624)	(33)	(591)
2.33875%	U.S. EFFR	9/18/2019		4,701,300	1,974	—	1,974
U.S. EFFR	2.0275%	9/18/2019		3,643,000	6	—	6
U.S. EFFR	2.039%	9/18/2019		11,043,000	(154)	—	(154)
2.2125%	U.S. EFFR	10/30/2019		12,053,300	4,514	—	4,514
2.24%	U.S. EFFR	10/30/2019		5,541,900	2,252	—	2,252
U.S. EFFR	1.7645%	1/29/2020		10,290,000	(1,238)	—	(1,238)
U.S. EFFR	1.7885%	1/29/2020		12,628,500	(1,927)	—	(1,927)
U.S. EFFR	2.0135%	1/29/2020		13,091,900	(5,962)	—	(5,962)
U.S. EFFR	2.0675%	1/29/2020		15,272,000	(8,064)	—	(8,064)
(0.223)%	EONIA	2/1/2020		€262,500	424	—	424
(0.122)%	6-month EURIBOR	2/1/2020		261,900	373	—	373
(0.2305)%	EONIA	2/2/2020		517,500	808	—	808
U.S. EFFR	1.846%	6/7/2020		$425,000	(252)	—	(252)
1.755%	U.S. EFFR	6/21/2020		425,000	(64)	—	(64)
2.898%	3-month USD-LIBOR	8/3/2020		155,000	1,504	—	1,504
3-month USD-LIBOR	2.806%	8/29/2020		194,600	(1,833)	—	(1,833)
2.622%	U.S. EFFR	9/14/2020		500,000	5,611	—	5,611
U.S. EFFR	2.429%	12/27/2020		79,500	(939)	—	(939)
2.3995%	U.S. EFFR	1/11/2021		33,220	391	—	391
2.4035%	U.S. EFFR	1/11/2021		24,780	293	—	293
2.3755%	U.S. EFFR	2/6/2021		538,000	6,565	—	6,565
2.346%	U.S. EFFR	2/26/2021		118,000	1,443	—	1,443
2.386%	U.S. EFFR	3/8/2021		2,367,015	31,196	—	31,196
2.37%	U.S. EFFR	3/8/2021		835,000	10,781	—	10,781
3-month USD-LIBOR	2.624%	3/8/2021		770,000	(9,873)	—	(9,873)
2.1125%	U.S. EFFR	3/28/2021		382,000	3,456	—	3,456
2.103%	U.S. EFFR	3/28/2021		297,000	2,638	—	2,638
3-month USD-LIBOR	2.357%	3/28/2021		87,000	(791)	—	(791)
3-month USD-LIBOR	2.367%	3/28/2021		1,386,800	(12,849)	—	(12,849)
U.S. EFFR	2.0775%	4/1/2021		114,500	(974)	—	(974)
3-month USD-LIBOR	2.348%	4/1/2021		1,771,000	(15,865)	—	(15,865)
2.197%	U.S. EFFR	4/15/2021		1,169,000	12,767	—	12,767
2.19875%	U.S. EFFR	5/7/2021		367,600	4,224	—	4,224
2.08125%	U.S. EFFR	5/23/2021		159,000	1,539	—	1,539
3-month USD-LIBOR	2.312%	5/23/2021		318,000	(2,919)	—	(2,919)
3-month USD-LIBOR	2.2045%	5/28/2021		14,000	(101)	—	(101)
1.7775%	3-month USD-LIBOR	6/21/2021		1,377,900	(673)	—	(673)
3-month USD-LIBOR	2.1892%	8/13/2021		50,000	(411)	—	(411)
3-month USD-LIBOR	1.217%	9/22/2021		44,000	535	—	535
3-month USD-LIBOR	1.225%	9/22/2021		44,000	527	—	527
3-month USD-LIBOR	1.2255%	9/23/2021		478,500	5,731	—	5,731
3-month USD-LIBOR	1.25%	9/23/2021		430,000	4,920	—	4,920
3-month USD-LIBOR	1.225%	9/23/2021		346,500	4,154	—	4,154
3-month USD-LIBOR	1.2796%	10/11/2021		345,000	3,784	—	3,784
2.326%	U.S. EFFR	1/2/2022		1,450,000	29,058	—	29,058
8.54%	28-day MXN-TIIE	1/6/2022	MXN	884,158	1,233	—	1,233
2.176%	U.S. EFFR	1/7/2022		$710,000	11,648	—	11,648
8.44%	28-day MXN-TIIE	1/7/2022	MXN	995,842	1,270	—	1,270
3-month USD-LIBOR	2.362%	4/11/2022		$13,000	(218)	—	(218)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.197%	U.S. EFFR	4/18/2022		$369,200	$7,048	$—	$7,048
3-month USD-LIBOR	2.321%	5/2/2022		469,700	(7,490)	—	(7,490)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	(314)	—	(314)
2.5775%	U.S. EFFR	7/16/2022		$1,001,820	11,609	—	11,609
3-month USD-LIBOR	1.948%	7/28/2022		630,000	(3,972)	—	(3,972)
2.80%	3-month USD-LIBOR	9/2/2022		785,000	18,181	—	18,181
2.009%	3-month USD-LIBOR	10/4/2022		272,000	2,400	—	2,400
2.1045%	3-month USD-LIBOR	10/31/2022		110,000	1,314	—	1,314
3-month USD-LIBOR	2.7454%	3/8/2023		725,000	(26,192)	—	(26,192)
3-month USD-LIBOR	2.733%	3/8/2023		775,000	(27,655)	—	(27,655)
3-month USD-LIBOR	2.9415%	5/14/2023		22,700	(1,027)	—	(1,027)
2.5815%	U.S. EFFR	5/25/2023		459,000	19,060	—	19,060
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(330)	—	(330)
3-month USD-LIBOR	3.0965%	10/31/2023		261,895	(14,861)	—	(14,861)
3-month USD-LIBOR	3.09009%	10/31/2023		263,410	(14,877)	—	(14,877)
U.S. EFFR	2.4435%	12/20/2023		62,076	(2,545)	—	(2,545)
U.S. EFFR	2.45375%	12/20/2023		556,063	(23,043)	—	(23,043)
U.S. EFFR	2.4325%	12/21/2023		138,000	(5,594)	—	(5,594)
2.21875%	U.S. EFFR	3/14/2024		349,000	11,361	—	11,361
3-month USD-LIBOR	2.18075%	3/29/2024		74,400	(1,476)	—	(1,476)
3-month USD-LIBOR	2.194%	3/29/2024		74,900	(1,531)	—	(1,531)
3-month USD-LIBOR	2.21875%	3/29/2024		78,700	(1,698)	—	(1,698)
3-month USD-LIBOR	2.221%	4/1/2024		63,000	(1,366)	—	(1,366)
3-month USD-LIBOR	2.30%	4/2/2024		50,000	(1,263)	—	(1,263)
3-month USD-LIBOR	2.2935%	4/2/2024		400,000	(9,988)	—	(9,988)
2.314%	3-month USD-LIBOR	5/9/2024		571,400	14,914	—	14,914
3-month USD-LIBOR	2.293%	5/10/2024		73,450	(1,846)	—	(1,846)
7.79%	28-day MXN-TIIE	5/31/2024	MXN	1,150,000	1,274	—	1,274
3-month USD-LIBOR	1.93%	6/12/2024		$24,000	(197)	—	(197)
2.768%	3-month USD-LIBOR	1/29/2025		230,000	3,885	—	3,885
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	(2,055)	—	(2,055)
2.524%	3-month USD-LIBOR	4/14/2025		$123,000	4,623	—	4,623
2.354%	3-month USD-LIBOR	9/25/2025		420,000	11,669	—	11,669
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(2,079)	—	(2,079)
6-month JPY-LIBOR	0.3822%	1/15/2026		5,100,000	(1,458)	—	(1,458)
6-month JPY-LIBOR	0.228%	2/8/2026		8,500,000	(1,636)	—	(1,636)
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	(1,451)	—	(1,451)
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	255	—	255
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	124	—	124
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	237	—	237
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	60	—	60
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	91	—	91
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	(1,840)	—	(1,840)
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	1,562	—	1,562
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	(1,145)	—	(1,145)
28-day MXN-TIIE	7.47%	4/5/2027		290,000	(33)	—	(33)
28-day MXN-TIIE	7.625%	5/20/2027		410,000	(242)	—	(242)
28-day MXN-TIIE	7.865%	12/8/2027		189,000	(249)	—	(249)
3-month USD-LIBOR	2.446%	1/8/2028		$42,000	(1,839)	—	(1,839)
2.91%	3-month USD-LIBOR	2/1/2028		88,800	3,550	—	3,550
2.908%	3-month USD-LIBOR	2/1/2028		88,900	3,546	—	3,546

12	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.925%	3-month USD-LIBOR	2/1/2028	$71,100	$2,891	$—	$2,891
2.92%	3-month USD-LIBOR	2/2/2028	67,200	2,716	—	2,716
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(3,594)	—	(3,594)
U.S. EFFR	2.5065%	3/22/2028	203,000	(14,127)	—	(14,127)
U.S. EFFR	2.535%	3/23/2028	156,100	(11,231)	—	(11,231)
U.S. EFFR	2.471%	3/27/2028	190,100	(12,686)	—	(12,686)
U.S. EFFR	2.4575%	3/29/2028	224,497	(14,737)	—	(14,737)
U.S. EFFR	2.424%	3/30/2028	189,960	(11,949)	—	(11,949)
U.S. EFFR	2.412%	4/5/2028	86,343	(5,351)	—	(5,351)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	7,553	—	7,553
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(3,783)	—	(3,783)
3-month USD-LIBOR	2.724%	2/5/2029	$301,173	(20,841)	—	(20,841)
3-month USD-LIBOR	2.7435%	2/6/2029	301,183	(21,364)	—	(21,364)
3-month USD-LIBOR	2.3665%	3/27/2029	65,000	(2,466)	—	(2,466)
3-month USD-LIBOR	2.4745%	4/3/2029	60,000	(2,853)	—	(2,853)
3-month USD-LIBOR	2.4775%	4/4/2029	24,000	(1,148)	—	(1,148)
3-month USD-LIBOR	2.493%	4/8/2029	27,500	(1,353)	—	(1,353)
U.S. EFFR	2.32625%	4/18/2029	59,900	(3,409)	—	(3,409)
3-month USD-LIBOR	2.566%	4/24/2029	45,000	(2,508)	—	(2,508)
3-month USD-LIBOR	2.5525%	4/25/2029	36,400	(1,984)	—	(1,984)
3-month USD-LIBOR	1.9675%	6/21/2029	295,800	(315)	—	(315)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(4,172)	—	(4,172)
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(14,442)	—	(14,442)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	(10,108)	—	(10,108)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	1,105	—	1,105
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	(2,881)	—	(2,881)
2.523%	3-month USD-LIBOR	12/8/2035	5,000	279	—	279
2.432%	3-month USD-LIBOR	9/21/2037	2,000	86	—	86
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(1,857)	—	(1,857)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(2,193)	—	(2,193)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(2,200)	—	(2,200)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(1,727)	—	(1,727)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	4,815	—	4,815
3.193%	3-month USD-LIBOR	5/21/2038	45,000	7,392	—	7,392
3.062%	3-month USD-LIBOR	7/31/2038	23,500	3,394	—	3,394
2.835%	3-month USD-LIBOR	1/10/2039	21,500	2,347	—	2,347
6-month GBP-LIBOR	1.5872%	2/5/2039	£4,250	(360)	—	(360)
6-month GBP-LIBOR	1.5877%	2/5/2039	7,300	(618)	—	(618)
2.874%	3-month USD-LIBOR	2/6/2039	$13,900	1,607	—	1,607
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	3,710	—	3,710
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(4,408)	—	(4,408)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(1,867)	—	(1,867)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(2,723)	—	(2,723)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(2,721)	—	(2,721)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(9,360)	—	(9,360)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(1,004)	—	(1,004)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(1,204)	—	(1,204)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(3,628)	—	(3,628)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(644)	—	(644)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	197	—	197
U.S. EFFR	2.166%	10/23/2047	55,000	(2,631)	—	(2,631)

The Bond Fund of America	13

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
U.S. EFFR	2.172%	11/8/2047	$30,000	$(1,475)	$—	$(1,475)
U.S. EFFR	2.145%	11/9/2047	33,500	(1,448)	—	(1,448)
U.S. EFFR	2.155%	11/10/2047	18,850	(856)	—	(856)
U.S. EFFR	2.153%	11/10/2047	33,500	(1,507)	—	(1,507)
U.S. EFFR	2.17%	11/13/2047	34,150	(1,664)	—	(1,664)
U.S. EFFR	2.5635%	2/12/2048	135,836	(18,524)	—	(18,524)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	1,430	—	1,430
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	1,397	—	1,397
U.S. EFFR	2.4615%	3/15/2048	8,400	(957)	—	(957)
U.S. EFFR	2.485%	3/15/2048	8,400	(1,001)	—	(1,001)
2.917%	3-month USD-LIBOR	3/16/2048	16,700	2,610	—	2,610
U.S. EFFR	2.425%	3/16/2048	16,700	(1,767)	—	(1,767)
U.S. EFFR	2.505%	3/22/2048	14,700	(1,818)	—	(1,818)
U.S. EFFR	2.51375%	3/22/2048	16,300	(2,048)	—	(2,048)
U.S. EFFR	2.40875%	4/13/2048	61,900	(6,337)	—	(6,337)
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,082	—	1,082
U.S. EFFR	2.43625%	4/19/2048	60,300	(6,547)	—	(6,547)
U.S. EFFR	2.445%	6/4/2048	31,400	(3,481)	—	(3,481)
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	13,861	—	13,861
3.236%	3-month USD-LIBOR	10/31/2048	16,250	3,746	—	3,746
3-month USD-LIBOR	2.8755%	1/31/2049	157,500	(23,659)	—	(23,659)
2.7065%	3-month USD-LIBOR	5/2/2049	63,800	7,181	—	7,181
3-month USD-LIBOR	2.641%	5/9/2049	127,500	(12,456)	—	(12,456)
2.5625%	3-month USD-LIBOR	5/15/2049	125,200	10,007	—	10,007
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(560)	—	(560)
					$(33)	$(169,993)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 6/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$300,859	$(22,844)	$(17,313)	$(5,531)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	1,705,285	(36,829)	(28,086)	(8,743)
					$(45,399)	$(14,274)

14	The Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $334,336,000, which represented .74% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,570,976,000, which represented 10.18% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

PLN = Polish zloty

SEK = Swedish kronor

SGD = Singapore dollars

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

See notes to financial statements

The Bond Fund of America	15

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $45,914,098)		$47,044,336
Cash		84,005
Cash denominated in currencies other than U.S. dollars (cost: $334)		334
Unrealized appreciation on open forward currency contracts		10,591
Receivables for:
Sales of investments	$1,897,581
Sales of fund’s shares	129,553
Dividends and interest	280,686
Variation margin on futures contracts	2,054
Variation margin on swap contracts	51,622
Other	32	2,361,528
		49,500,794
Liabilities:
Unrealized depreciation on open forward currency contracts		7,703
Payables for:
Purchases of investments	4,488,767
Repurchases of fund’s shares	43,046
Dividends on fund’s shares	2,121
Investment advisory services	6,762
Services provided by related parties	7,727
Trustees’ deferred compensation	769
Variation margin on futures contracts	5,339
Variation margin on swap contracts	47,120
Other	657	4,602,308
Net assets at June 30, 2019		$44,890,783

Net assets consist of:
Capital paid in on shares of beneficial interest		$43,833,923
Total distributable earnings		1,056,860
Net assets at June 30, 2019		$44,890,783

See notes to financial statements

16	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,411,439 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$21,214,630	1,612,189	$13.16
Class C	788,214	59,900	13.16
Class T	10	1	13.16
Class F-1	883,434	67,136	13.16
Class F-2	7,392,641	561,798	13.16
Class F-3	1,852,793	140,801	13.16
Class 529-A	1,112,403	84,536	13.16
Class 529-C	190,750	14,496	13.16
Class 529-E	46,411	3,527	13.16
Class 529-T	11	1	13.16
Class 529-F-1	118,066	8,972	13.16
Class R-1	31,844	2,420	13.16
Class R-2	411,311	31,257	13.16
Class R-2E	30,893	2,348	13.16
Class R-3	614,004	46,661	13.16
Class R-4	547,072	41,574	13.16
Class R-5E	20,182	1,534	13.16
Class R-5	173,403	13,177	13.16
Class R-6	9,462,711	719,111	13.16

See notes to financial statements

The Bond Fund of America	17

Statement of operations	unaudited
for the six months ended June 30, 2019	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $198)	$613,354
Dividends	29,580	$642,934
Fees and expenses*:
Investment advisory services	39,236
Distribution services	35,827
Transfer agent services	20,612
Administrative services	6,358
Reports to shareholders	733
Registration statement and prospectus	835
Trustees’ compensation	147
Auditing and legal	193
Custodian	205
Other	595
Total fees and expenses before reimbursements	104,741
Less transfer agent services reimbursements	31
Total fees and expenses after reimbursements		104,710
Net investment income		538,224

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	287,869
Futures contracts	417,814
Forward currency contracts	(4,177)
Swap contracts	(27,377)
Currency transactions	(504)	673,625
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $414)	1,530,594
Futures contracts	19,917
Forward currency contracts	6,122
Swap contracts	(307,991)
Currency translations	63	1,248,705
Net realized gain and unrealized appreciation		1,922,330

Net increase in net assets resulting from operations		$2,460,554

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

18	The Bond Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income	$538,224	$939,428
Net realized gain (loss)	673,625	(737,203)
Net unrealized appreciation (depreciation)	1,248,705	(204,948)
Net increase (decrease) in net assets resulting from operations	2,460,554	(2,723)

Distributions paid or accrued to shareholders	(532,214)	(946,550)

Net capital share transactions	3,647,129	2,724,691

Total increase in net assets	5,575,469	1,775,418

Net assets:
Beginning of period	39,315,314	37,539,896
End of period	$44,890,783	$39,315,314

*	Unaudited.

See notes to financial statements

The Bond Fund of America	19

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

20	The Bond Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Bond Fund of America	21

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

22	The Bond Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the

The Bond Fund of America	23

investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$17,724,185	$—	$17,724,185
Corporate bonds & notes	—	12,635,304	9,946	12,645,250
Mortgage-backed obligations	—	9,470,144	—	9,470,144
Asset-backed obligations	—	1,507,987	—	1,507,987
Bonds & notes of governments & government agencies outside the U.S.	—	983,129	—	983,129
Municipals	—	424,020	—	424,020
Preferred securities	—	5,154	—	5,154
Common stocks	25	—	2,074	2,099
Short-term securities	4,174,501	107,867	—	4,282,368
Total	$4,174,526	$42,857,790	$12,020	$47,044,336

24	The Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$236,353	$—	$—	$236,353
Unrealized appreciation on open forward currency contracts	—	10,591	—	10,591
Unrealized appreciation on interest rate swaps	—	352,015	—	352,015
Liabilities:
Unrealized depreciation on futures contracts	(38,154)	—	—	(38,154)
Unrealized depreciation on open forward currency contracts	—	(7,703)	—	(7,703)
Unrealized depreciation on interest rate swaps	—	(522,008)	—	(522,008)
Unrealized depreciation on credit default swaps	—	(14,274)	—	(14,274)
Total	$198,199	$(181,379)	$—	$16,820

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

The Bond Fund of America	25

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored

26	The Bond Fund of America

entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to

The Bond Fund of America	27

fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

28	The Bond Fund of America

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $27,792,241,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

The Bond Fund of America	29

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,378,718,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $156,105,687,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default

30	The Bond Fund of America

or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,732,629,000.

The Bond Fund of America	31

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$236,353	Unrealized depreciation*	$38,154
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	10,591	Unrealized depreciation on open forward currency contracts	7,703
Swap	Interest	Unrealized appreciation*	352,015	Unrealized depreciation*	522,008
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	14,274
			$598,959		$582,139

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$417,814	Net unrealized appreciation on futures contracts	$19,917
Forward currency	Currency	Net realized loss on forward currency contracts	(4,177)	Net unrealized appreciation on forward currency contracts	6,122
Swap	Interest	Net realized loss on swap contracts	(7,939)	Net unrealized depreciation on swap contracts	(271,630)
Swap	Credit	Net realized loss on swap contracts	(19,438)	Net unrealized depreciation on swap contracts	(36,361)
			$386,260		$(281,952)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program

32	The Bond Fund of America

calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The Bond Fund of America	33

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America, N.A.	$125	$(125)	$—	$—	$—
Citibank	3,903	(65)	—	(3,838)	—
Goldman Sachs	3,359	(2,425)	—	(920)	14
HSBC Bank	792	(792)	—	—	—
JPMorgan Chase	739	(739)	—	—	—
Morgan Stanley	939	(809)	—	—	130
Standard Chartered Bank	691	(595)	(68)	—	28
UBS AG	43	(43)	—	—	—
Total	$10,591	$(5,593)	$(68)	$(4,758)	$172
Liabilities:
Bank of America, N.A.	$416	$(125)	$(291)	$—	$—
Citibank	65	(65)	—	—	—
Goldman Sachs	2,425	(2,425)	—	—	—
HSBC Bank	1,066	(792)	(274)	—	—
JPMorgan Chase	1,807	(739)	(1,068)	—	—
Morgan Stanley	809	(809)	—	—	—
Standard Chartered Bank	595	(595)	—	—	—
UBS AG	520	(43)	(291)	—	186
Total	$7,703	$(5,593)	$(1,924)	$—	$186

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

34	The Bond Fund of America

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$25,247
Capital loss carryforward*	(472,685)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$1,828,188
Gross unrealized depreciation on investments	(692,574)
Net unrealized appreciation on investments	1,135,614
Cost of investments	45,970,974

The Bond Fund of America	35

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2019		Year ended December 31, 2018
Class A	$246,774		$464,021
Class C	6,685		14,290
Class T	—	*	—	*
Class F-1	9,609		17,860
Class F-2	87,058		134,102
Class F-3	23,017		49,253
Class 529-A	12,429		23,226
Class 529-C	1,553		3,242
Class 529-E	481		939
Class 529-T	—	*	—	*
Class 529-F-1	1,420		2,415
Class R-1	259		498
Class R-2	3,447		6,767
Class R-2E	285		441
Class R-3	6,416		12,339
Class R-4	6,513		12,839
Class R-5E	213		128
Class R-5	2,290		4,514
Class R-6	123,765		199,676
Total	$532,214		$946,550

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2019, the investment advisory services fee was $39,236,000, which was equivalent to an annualized rate of 0.190% of average daily net assets.

36	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2019, unreimbursed expenses subject to reimbursement totaled $3,187,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and

The Bond Fund of America	37

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

38	The Bond Fund of America

For the six months ended June 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$24,849	$13,629		$994		Not applicable
Class C	3,896	549		197		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	985	626		198		Not applicable
Class F-2	Not applicable	3,341		1,596		Not applicable
Class F-3	Not applicable	118		408		Not applicable
Class 529-A	1,225	645		259		$342
Class 529-C	910	119		47		62
Class 529-E	107	13		11		14
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	66		27		36
Class R-1	150	17		8		Not applicable
Class R-2	1,491	686		99		Not applicable
Class R-2E	85	30		7		Not applicable
Class R-3	1,474	450		147		Not applicable
Class R-4	655	258		131		Not applicable
Class R-5E	Not applicable	11		4		Not applicable
Class R-5	Not applicable	42		41		Not applicable
Class R-6	Not applicable	12		2,184		Not applicable
Total class-specific expenses	$35,827	$20,612		$6,358		$454

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $147,000 in the fund’s statement of operations reflects $134,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The Bond Fund of America	39

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019

Class A	$1,980,639	154,482	$242,754		18,845		$(1,283,329)	(100,337)	$940,064	72,990
Class C	86,275	6,732	6,562		510		(165,525)	(12,959)	(72,688)	(5,717)
Class T	—	—	—		—		—	—	—	—
Class F-1	181,041	14,115	9,348		726		(88,684)	(6,941)	101,705	7,900
Class F-2	1,947,285	151,992	84,970		6,593		(669,283)	(52,369)	1,362,972	106,216
Class F-3	469,657	36,685	22,750		1,765		(199,851)	(15,621)	292,556	22,829
Class 529-A	128,932	10,068	12,396		962		(80,249)	(6,286)	61,079	4,744
Class 529-C	23,158	1,811	1,546		120		(33,549)	(2,627)	(8,845)	(696)
Class 529-E	5,827	456	478		37		(4,789)	(376)	1,516	117
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	19,123	1,493	1,415		109		(9,321)	(729)	11,217	873
Class R-1	4,283	334	258		20		(3,896)	(304)	645	50
Class R-2	52,714	4,122	3,419		265		(63,430)	(4,965)	(7,297)	(578)
Class R-2E	5,251	411	285		22		(1,920)	(150)	3,616	283
Class R-3	81,309	6,356	6,384		496		(83,078)	(6,494)	4,615	358
Class R-4	71,749	5,613	6,475		503		(73,873)	(5,778)	4,351	338
Class R-5E	12,627	992	212		17		(1,568)	(123)	11,271	886
Class R-5	20,573	1,607	2,275		176		(20,060)	(1,569)	2,788	214
Class R-6	1,123,474	88,088	123,630		9,595		(309,540)	(24,127)	937,564	73,556
Total net increase (decrease)	$6,213,917	485,357	$525,157		40,761		$(3,091,945)	(241,755)	$3,647,129	284,363

40	The Bond Fund of America

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$2,861,188	227,840	$454,806		36,286		$(3,403,409)	(271,481)	$(87,415)	(7,355)
Class C	121,642	9,691	13,893		1,108		(325,669)	(25,944)	(190,134)	(15,145)
Class T	—	—	—		—		—	—	—	—
Class F-1	191,259	15,227	17,254		1,376		(244,849)	(19,518)	(36,336)	(2,915)
Class F-2	2,836,748	225,999	130,536		10,420		(1,204,214)	(96,250)	1,763,070	140,169
Class F-3	1,006,268	80,033	48,955		3,902		(1,577,549)	(125,862)	(522,326)	(41,927)
Class 529-A	188,116	14,979	23,101		1,843		(204,209)	(16,269)	7,008	553
Class 529-C	35,902	2,859	3,216		257		(74,085)	(5,903)	(34,967)	(2,787)
Class 529-E	6,700	533	933		74		(10,664)	(849)	(3,031)	(242)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	35,211	2,810	2,401		192		(21,209)	(1,694)	16,403	1,308
Class R-1	7,103	566	495		40		(10,597)	(845)	(2,999)	(239)
Class R-2	102,556	8,166	6,686		534		(153,694)	(12,226)	(44,452)	(3,526)
Class R-2E	11,971	953	439		35		(6,077)	(484)	6,333	504
Class R-3	156,978	12,483	12,228		976		(193,761)	(15,424)	(24,555)	(1,965)
Class R-4	125,336	9,970	12,758		1,018		(187,775)	(14,942)	(49,681)	(3,954)
Class R-5E	9,224	732	127		10		(1,259)	(100)	8,092	642
Class R-5	36,921	2,937	4,464		356		(49,926)	(3,976)	(8,541)	(683)
Class R-6	2,314,983	183,807	199,539		15,927		(586,300)	(46,798)	1,928,222	152,936
Total net increase (decrease)	$10,048,106	799,585	$931,831		74,354		$(8,255,246)	(658,565)	$2,724,691	215,374

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $55,110,396,000 and $49,372,299,000, respectively, during the six months ended June 30, 2019.

The Bond Fund of America	41

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2019[4,5]	$12.57	$.16	$.59	$.75
12/31/2018	12.89	.30	(.32)	(.02)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
12/31/2014	12.40	.27	.41	.68
Class C:
6/30/2019[4,5]	12.57	.11	.59	.70
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.13	(.20)	(.07)
12/31/2014	12.40	.17	.41	.58
Class T:
6/30/2019[4,5]	12.57	.17	.59	.76
12/31/2018	12.89	.33	(.32)	.01
12/31/2017[4,10]	12.81	.20	.07	.27
Class F-1:
6/30/2019[4,5]	12.57	.15	.59	.74
12/31/2018	12.89	.29	(.32)	(.03)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.23	(.20)	.03
12/31/2014	12.40	.27	.41	.68
Class F-2:
6/30/2019[4,5]	12.57	.17	.59	.76
12/31/2018	12.89	.33	(.32)	.01
12/31/2017	12.72	.28	.16	.44
12/31/2016	12.59	.26	.12	.38
12/31/2015	12.81	.26	(.20)	.06
12/31/2014	12.40	.29	.43	.72
Class F-3:
6/30/2019[4,5]	12.57	.18	.59	.77
12/31/2018	12.89	.34	(.32)	.02
12/31/2017[4,11]	12.74	.27	.14	.41

42	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.16)	$13.16	5.98%[6]		$21,215		.60%[7]		.60%[7]		2.51%[7]
(.30)	12.57	(.13)		19,352		.60		.60		2.37
(.24)	12.89	3.21		19,939		.60		.60		1.91
(.22)	12.72	2.74		19,437		.61		.61		1.79
(.25)	12.59	.23		18,580		.60		.60		1.81
(.27)	12.81	5.53		18,691		.62		.62		2.11

(.11)	13.16	5.57	[6]	788		1.38	[7]	1.38	[7]	1.73	[7]
(.20)	12.57	(.91)		825		1.39		1.39		1.58
(.14)	12.89	2.40		1,041		1.40		1.40		1.11
(.11)	12.72	1.94		1,276		1.40		1.40		1.00
(.15)	12.59	(.56)		1,361		1.40		1.40		1.01
(.17)	12.81	4.71		1,502		1.41		1.41		1.33

(.17)	13.16	6.08	[6,8]	—	[9]	.38	[7,8]	.38	[7,8]	2.70	[7,8]
(.33)	12.57	.09	[8]	—	[9]	.39	[8]	.39	[8]	2.58	[8]
(.19)	12.89	2.15	[6,8]	—	[9]	.38	[7,8]	.38	[7,8]	2.15	[7,8]

(.15)	13.16	5.95	[6]	884		.66	[7]	.66	[7]	2.46	[7]
(.29)	12.57	(.18)		745		.66		.66		2.32
(.23)	12.89	3.17		801		.65		.65		1.86
(.21)	12.72	2.71		757		.64		.64		1.76
(.25)	12.59	.21		673		.63		.63		1.78
(.27)	12.81	5.53		653		.62		.62		2.15

(.17)	13.16	6.11	[6]	7,393		.36	[7]	.36	[7]	2.76	[7]
(.33)	12.57	.14		5,728		.34		.34		2.65
(.27)	12.89	3.47		4,067		.35		.35		2.16
(.25)	12.72	3.00		3,338		.36		.36		2.03
(.28)	12.59	.47		1,521		.37		.37		2.05
(.31)	12.81	5.82		1,303		.35		.35		2.27

(.18)	13.16	6.16	[6]	1,853		.27	[7]	.26	[7]	2.85	[7]
(.34)	12.57	.21		1,483		.27		.27		2.70
(.26)	12.89	3.25	[6]	2,061		.26	[7]	.26	[7]	2.29	[7]

See end of table for footnotes.

The Bond Fund of America	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2019[4,5]	$12.57	$.15	$.59	$.74
12/31/2018	12.89	.29	(.32)	(.03)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.22	(.20)	.02
12/31/2014	12.40	.26	.41	.67
Class 529-C:
6/30/2019[4,5]	12.57	.11	.59	.70
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.14	.16	.30
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.12	(.20)	(.08)
12/31/2014	12.40	.16	.41	.57
Class 529-E:
6/30/2019[4,5]	12.57	.14	.59	.73
12/31/2018	12.89	.27	(.32)	(.05)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
12/31/2014	12.40	.23	.41	.64
Class 529-T:
6/30/2019[4,5]	12.57	.17	.59	.76
12/31/2018	12.89	.32	(.32)	— [12]
12/31/2017[4,10]	12.81	.20	.07	.27
Class 529-F-1:
6/30/2019[4,5]	12.57	.17	.59	.76
12/31/2018	12.89	.32	(.32)	— [12]
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015	12.81	.25	(.20)	.05
12/31/2014	12.40	.28	.42	.70
Class R-1:
6/30/2019[4,5]	12.57	.11	.59	.70
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.13	(.20)	(.07)
12/31/2014	12.40	.17	.42	.59

44	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.15)	$13.16	5.94%[6]	$1,112		.68%[7]		.68%[7]		2.43%[7]
(.29)	12.57	(.21)	1,003		.69		.69		2.29
(.23)	12.89	3.14	1,022		.68		.68		1.84
(.21)	12.72	2.66	917		.69		.69		1.71
(.24)	12.59	.13	898		.70		.70		1.71
(.26)	12.81	5.44	939		.71		.71		2.02

(.11)	13.16	5.55 [6]	191		1.42	[7]	1.42	[7]	1.69	[7]
(.20)	12.57	(.94)	191		1.43		1.43		1.55
(.13)	12.89	2.35	232		1.44		1.44		1.07
(.11)	12.72	1.88	322		1.45		1.45		.95
(.14)	12.59	(.63)	337		1.46		1.46		.95
(.16)	12.81	4.64	371		1.47		1.47		1.26

(.14)	13.16	5.84 [6]	46		.87	[7]	.87	[7]	2.24	[7]
(.27)	12.57	(.40)	43		.88		.88		2.10
(.20)	12.89	2.93	47		.88		.88		1.63
(.18)	12.72	2.45	48		.90		.90		1.50
(.21)	12.59	(.08)	48		.91		.91		1.50
(.23)	12.81	5.21	51		.93		.93		1.80

(.17)	13.16	6.06 [6,8]	—	[9]	.43	[7,8]	.43	[7,8]	2.66	[7,8]
(.32)	12.57	.04 [8]	—	[9]	.44	[8]	.44	[8]	2.54	[8]
(.19)	12.89	2.10 [6,8]	—	[9]	.45	[7,8]	.45	[7,8]	2.08	[7,8]

(.17)	13.16	6.06 [6]	118		.44	[7]	.44	[7]	2.67	[7]
(.32)	12.57	.03	102		.44		.44		2.54
(.26)	12.89	3.37	88		.45		.45		2.06
(.24)	12.72	2.89	77		.46		.46		1.94
(.27)	12.59	.36	71		.47		.47		1.94
(.29)	12.81	5.68	66		.48		.48		2.24

(.11)	13.16	5.58 [6]	32		1.36	[7]	1.36	[7]	1.75	[7]
(.20)	12.57	(.89)	30		1.37		1.37		1.60
(.14)	12.89	2.43	34		1.37		1.37		1.14
(.12)	12.72	1.97	42		1.37		1.37		1.03
(.15)	12.59	(.53)	47		1.36		1.36		1.05
(.18)	12.81	4.75	55		1.36		1.36		1.37

See end of table for footnotes.

The Bond Fund of America	45

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2019[4,5]	$12.57	$.11	$.59	$.70
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.14	(.20)	(.06)
12/31/2014	12.40	.17	.41	.58
Class R-2E:
6/30/2019[4,5]	12.57	.13	.59	.72
12/31/2018	12.89	.24	(.32)	(.08)
12/31/2017	12.72	.19	.16	.35
12/31/2016	12.59	.17	.12	.29
12/31/2015	12.81	.18	(.19)	(.01)
12/31/2014[4,13]	12.82	.07	.01	.08
Class R-3:
6/30/2019[4,5]	12.57	.14	.59	.73
12/31/2018	12.89	.26	(.32)	(.06)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
12/31/2014	12.40	.23	.41	.64
Class R-4:
6/30/2019[4,5]	12.57	.16	.59	.75
12/31/2018	12.89	.30	(.32)	(.02)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
12/31/2014	12.40	.27	.41	.68
Class R-5E:
6/30/2019[4,5]	12.57	.17	.59	.76
12/31/2018	12.89	.33	(.32)	.01
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015[4,14]	12.66	.03	(.06)	(.03)
Class R-5:
6/30/2019[4,5]	12.57	.18	.59	.77
12/31/2018	12.89	.34	(.32)	.02
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.27	(.20)	.07
12/31/2014	12.40	.31	.41	.72

46	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]

$(.11)	$13.16	5.59%[6]	$411		1.35%[7]		1.35%[7]		1.76%[7]
(.20)	12.57	(.88)	400		1.36		1.36		1.61
(.14)	12.89	2.44	456		1.36		1.36		1.15
(.12)	12.72	1.98	514		1.35		1.35		1.05
(.16)	12.59	(.51)	545		1.34		1.34		1.07
(.17)	12.81	4.73	606		1.39		1.39		1.34

(.13)	13.16	5.74 [6]	31		1.06	[7]	1.06	[7]	2.05	[7]
(.24)	12.57	(.59)	26		1.07		1.07		1.92
(.18)	12.89	2.75	20		1.06		1.06		1.48
(.16)	12.72	2.31	9		1.05		1.05		1.36
(.21)	12.59	(.07)	1		.96		.96		1.41
(.09)	12.81	.63 [6,8]	—	[9]	.25	[6,8]	.25	[6,8]	.52	[6,8]

(.14)	13.16	5.82 [6]	614		.90	[7]	.90	[7]	2.21	[7]
(.26)	12.57	(.43)	582		.91		.91		2.06
(.20)	12.89	2.90	622		.91		.91		1.61
(.18)	12.72	2.43	651		.91		.91		1.49
(.21)	12.59	(.08)	662		.91		.91		1.50
(.23)	12.81	5.21	731		.93		.93		1.80

(.16)	13.16	5.98 [6]	547		.60	[7]	.60	[7]	2.51	[7]
(.30)	12.57	(.13)	518		.61		.61		2.37
(.24)	12.89	3.22	583		.60		.60		1.91
(.22)	12.72	2.75	556		.60		.60		1.80
(.25)	12.59	.24	512		.59		.59		1.82
(.27)	12.81	5.55	480		.61		.61		2.12

(.17)	13.16	6.09 [6]	20		.39	[7]	.39	[7]	2.74	[7]
(.33)	12.57	.09	8		.40		.40		2.63
(.26)	12.89	3.39	—	[9]	.42		.40		2.11
(.24)	12.72	2.89	—	[9]	.47		.47		1.91
(.04)	12.59	(.24)[6]	—	[9]	.05	[6]	.05	[6]	.22	[6]

(.18)	13.16	6.13 [6]	173		.30	[7]	.30	[7]	2.81	[7]
(.34)	12.57	.17	163		.31		.31		2.67
(.28)	12.89	3.52	176		.30		.30		2.21
(.26)	12.72	3.05	149		.31		.31		2.13
(.29)	12.59	.54	206		.30		.30		2.11
(.31)	12.81	5.86	207		.31		.31		2.43

See end of table for footnotes.

The Bond Fund of America	47

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2019[4,5]	$12.57	$.18	$.59	$.77
12/31/2018	12.89	.34	(.32)	.02
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.28	(.20)	.08
12/31/2014	12.40	.31	.42	.73

	Six months ended	Year ended December 31
Portfolio turnover rate for all share classes[15]	June 30, 2019[4,5,6]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	75%	121%	170%	168%	151%	136%
Including mortgage dollar roll transactions	155%	356%	379%	363%	401%	348%

See notes to financial statements

48	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]

$(.18)	$13.16	6.16%[6]	$9,463	.25%[7]	.25%[7]	2.86%[7]
(.34)	12.57	.22	8,116	.26	.26	2.73
(.28)	12.89	3.58	6,351	.25	.25	2.27
(.26)	12.72	3.11	3,849	.25	.25	2.15
(.30)	12.59	.58	2,710	.25	.25	2.16
(.32)	12.81	5.92	2,132	.26	.26	2.42

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

The Bond Fund of America	49

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

50	The Bond Fund of America

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,059.81	$3.06	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	1,055.72	7.03	1.38
Class C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class T – actual return	1,000.00	1,060.80	1.94	.38
Class T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-1 – actual return	1,000.00	1,059.50	3.37	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,061.05	1.84	.36
Class F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-3 – actual return	1,000.00	1,061.56	1.33	.26
Class F-3 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 529-A – actual return	1,000.00	1,059.38	3.47	.68
Class 529-A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C – actual return	1,000.00	1,055.54	7.24	1.42
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-E – actual return	1,000.00	1,058.41	4.44	.87
Class 529-E – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-T – actual return	1,000.00	1,060.62	2.20	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	1,060.60	2.25	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-1 – actual return	1,000.00	1,055.83	6.93	1.36
Class R-1 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2 – actual return	1,000.00	1,055.91	6.88	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E – actual return	1,000.00	1,057.39	5.41	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 – actual return	1,000.00	1,058.22	4.59	.90
Class R-3 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class R-4 – actual return	1,000.00	1,059.80	3.06	.60
Class R-4 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-5E – actual return	1,000.00	1,060.89	1.99	.39
Class R-5E – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-5 – actual return	1,000.00	1,061.34	1.53	.30
Class R-5 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class R-6 – actual return	1,000.00	1,061.60	1.28	.25
Class R-6 – assumed 5% return	1,000.00	1,023.55	1.25	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America	51

Approval of Investment Advisory and Service Agreement

The Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the

52	The Bond Fund of America

fund’s investment results measured against the Lipper Core Bond Funds Average and the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods and placed greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the Lipper Core Bond Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	53

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

54	The Bond Fund of America

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The Bond Fund of America	55

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56	The Bond Fund of America

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The Bond Fund of America	57

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58	The Bond Fund of America

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The Bond Fund of America	59

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius, LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	The Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2019, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1] Portfolio manager experience as of December 31, 2018.
[2] Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3] Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4] On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®

Investment portfolio

June 30, 2019

unaudited

Bonds, notes & other debt instruments 95.24% U.S. Treasury bonds & notes 39.48% U.S. Treasury 37.27%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$681	$677
U.S. Treasury 1.50% 2020	33,500	33,367
U.S. Treasury 1.75% 2020	99,480	99,312
U.S. Treasury 2.00% 2020	110,240	110,472
U.S. Treasury 2.25% 2020	72,250	72,355
U.S. Treasury 2.25% 2020	10,000	10,018
U.S. Treasury 2.50% 2020	156,000	157,505
U.S. Treasury 2.625% 2020	18,000	18,135
U.S. Treasury 2.75% 2020	182,000	183,911
U.S. Treasury 2.875% 2020	43,000	43,561
U.S. Treasury 1.125% 2021	500	493
U.S. Treasury 1.125% 2021	—1	—1
U.S. Treasury 1.75% 2021	25,177	25,182
U.S. Treasury 2.00% 2021	3,000	3,015
U.S. Treasury 2.00% 2021	1,000	1,006
U.S. Treasury 2.125% 2021	309,778	311,826
U.S. Treasury 2.125% 2021	93,000	93,880
U.S. Treasury 2.25% 2021	10,000	10,083
U.S. Treasury 2.50% 20212	1,280,010	1,294,282
U.S. Treasury 2.50% 2021	64,000	64,666
U.S. Treasury 1.625% 2022	91,000	90,692
U.S. Treasury 1.75% 2022	60,000	60,028
U.S. Treasury 1.75% 2022	9,920	9,932
U.S. Treasury 1.875% 2022	401,500	403,058
U.S. Treasury 1.875% 2022	386,200	388,061
U.S. Treasury 1.875% 2022	130,000	130,556
U.S. Treasury 1.875% 2022	70,000	70,297
U.S. Treasury 2.00% 2022	399,550	403,018
U.S. Treasury 2.00% 2022	220,460	222,433
U.S. Treasury 2.125% 2022	605,830	614,039
U.S. Treasury 2.125% 2022	85,340	86,336
U.S. Treasury 2.50% 2022	7,725	7,870
U.S. Treasury 1.25% 2023	34,400	33,744
U.S. Treasury 1.375% 2023	100,000	98,633
U.S. Treasury 1.375% 2023	13,000	12,807
U.S. Treasury 1.50% 20232	417,860	414,580
U.S. Treasury 1.50% 2023	44,500	44,137
U.S. Treasury 1.625% 2023	163,015	162,397
U.S. Treasury 1.625% 2023	15,000	14,943
U.S. Treasury 1.75% 2023	47,600	47,637
U.S. Treasury 2.125% 2023	81,263	82,570
U.S. Treasury 2.50% 2023	209,735	216,126
U.S. Treasury 2.50% 2023	57,100	58,699
U.S. Treasury 2.625% 2023	438,800	452,719
U.S. Treasury 2.625% 2023	237,000	245,942
U.S. Treasury 2.625% 2023	20,000	20,690

The Bond Fund of America — Page 1 of 47

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$270,000	$280,346
U.S. Treasury 2.75% 2023	30,000	31,194
U.S. Treasury 2.75% 2023	22,000	22,828
U.S. Treasury 2.875% 2023	416,200	435,774
U.S. Treasury 2.875% 2023	242,729	253,955
U.S. Treasury 2.875% 2023	129,400	135,612
U.S. Treasury 1.75% 2024	62,851	62,837
U.S. Treasury 2.00% 2024	1,107,085	1,120,237
U.S. Treasury 2.00% 2024	180,000	181,976
U.S. Treasury 2.00% 2024	164,000	165,812
U.S. Treasury 2.125% 2024	678,850	690,411
U.S. Treasury 2.125% 2024	163,736	166,487
U.S. Treasury 2.125% 2024	18,000	18,309
U.S. Treasury 2.25% 2024	493,998	505,246
U.S. Treasury 2.25% 2024	172,750	176,785
U.S. Treasury 2.25% 2024	55,825	57,044
U.S. Treasury 2.25% 2024	33,000	33,778
U.S. Treasury 2.375% 2024	247,956	254,958
U.S. Treasury 2.50% 2024	84,000	86,907
U.S. Treasury 2.50% 2024	39,441	40,740
U.S. Treasury 2.75% 2024	50,000	52,222
U.S. Treasury 2.00% 2025	20,000	20,205
U.S. Treasury 2.125% 2025	61,750	62,802
U.S. Treasury 2.25% 2025	35,000	35,848
U.S. Treasury 2.50% 2025	14,000	14,520
U.S. Treasury 2.625% 2025	197,816	207,172
U.S. Treasury 2.625% 2025	146,324	152,795
U.S. Treasury 2.75% 20252	992,493	1,042,812
U.S. Treasury 2.75% 2025	31,813	33,484
U.S. Treasury 2.875% 2025	287,175	304,092
U.S. Treasury 2.00% 2026	15,600	15,720
U.S. Treasury 2.125% 2026	153,392	155,951
U.S. Treasury 2.25% 2026	353,865	362,602
U.S. Treasury 2.50% 2026	24,000	24,964
U.S. Treasury 2.625% 2026	142,585	149,370
U.S. Treasury 2.25% 2027	232,486	237,915
U.S. Treasury 2.25% 2027	68,000	69,597
U.S. Treasury 2.25% 2027	13,000	13,317
U.S. Treasury 2.375% 2027	85,000	87,825
U.S. Treasury 2.75% 2028	25,451	27,054
U.S. Treasury 2.875% 2028	61,335	65,841
U.S. Treasury 2.875% 2028	5,860	6,295
U.S. Treasury 3.125% 2028	720	789
U.S. Treasury 2.375% 2029	449,725	464,620
U.S. Treasury 2.625% 2029	5,000	5,271
U.S. Treasury 2.875% 20432	3,750	4,009
U.S. Treasury 3.00% 20452	14,850	16,244
U.S. Treasury 2.50% 20462	174,762	173,764
U.S. Treasury 2.875% 20462	19,354	20,697
U.S. Treasury 2.75% 2047	39,500	41,193
U.S. Treasury 3.00% 20472	86,916	95,140
U.S. Treasury 3.00% 2047	13,950	15,288
U.S. Treasury 3.00% 20482	179,901	196,875
U.S. Treasury 3.125% 20482	19,710	22,095

The Bond Fund of America — Page 2 of 47

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 2048	$26,545	$31,216
U.S. Treasury 2.875% 20492	375,249	402,166
U.S. Treasury 3.00% 20492	412,528	452,646
		16,731,342
U.S. Treasury inflation-protected securities 2.21%
U.S. Treasury Inflation-Protected Security 0.625% 20233	229,076	231,935
U.S. Treasury Inflation-Protected Security 0.50% 20243	74,180	75,156
U.S. Treasury Inflation-Protected Security 0.25% 20253	24,487	24,545
U.S. Treasury Inflation-Protected Security 0.375% 20253	11,852	11,996
U.S. Treasury Inflation-Protected Security 0.625% 20263	8,387	8,598
U.S. Treasury Inflation-Protected Security 0.375% 20273	54,105	54,684
U.S. Treasury Inflation-Protected Security 0.375% 20273	21,577	21,751
U.S. Treasury Inflation-Protected Security 0.75% 20283	44,786	46,734
U.S. Treasury Inflation-Protected Security 1.75% 20283	5,122	5,752
U.S. Treasury Inflation-Protected Security 0.875% 20293	38,249	40,324
U.S. Treasury Inflation-Protected Security 2.125% 20413	14,374	18,564
U.S. Treasury Inflation-Protected Security 0.75% 20422,3	193,639	194,915
U.S. Treasury Inflation-Protected Security 0.625% 20432,3	68,234	66,346
U.S. Treasury Inflation-Protected Security 0.875% 20472,3	68,484	69,985
U.S. Treasury Inflation-Protected Security 1.00% 20492,3	114,635	121,558
		992,843
Total U.S. Treasury bonds & notes		17,724,185
Corporate bonds & notes 28.17% Financials 6.37%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,351
ACE INA Holdings Inc. 2.875% 2022	1,585	1,614
ACE INA Holdings Inc. 3.35% 2026	1,885	1,977
ACE INA Holdings Inc. 4.35% 2045	1,465	1,717
Allstate Corp. 3.85% 2049	9,000	9,470
Ally Financial Inc. 5.125% 2024	2,500	2,706
Ally Financial Inc. 8.00% 2031	29,295	38,866
Ally Financial Inc. 8.00% 2031	15,410	20,264
American Express Co. 3.00% 2024	20,000	20,505
American International Group, Inc. 3.90% 2026	2,625	2,748
American International Group, Inc. 4.80% 2045	1,150	1,260
American International Group, Inc. 4.75% 2048	4,325	4,774
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,142
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,810
AXA Equitable Holdings, Inc. 4.35% 2028	4,000	4,208
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	14,385
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)4,5	1,850	1,869
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)5	21,000	21,095
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)5	37,075	37,452
Bank of America Corp. 2.881% 20235	5,325	5,393
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)5	5,327	5,426
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)5	9,547	9,702
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)5	48,500	50,258
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)5	47,261	49,058
Bank of America Corp. 3.974% 2030	20,955	22,460
Bank of Montreal 4.338% 20285	12,302	12,894

The Bond Fund of America — Page 3 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of Nova Scotia 2.50% 2021	$17,500	$17,582
Barclays Bank PLC 3.65% 2025	2,000	2,014
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)5	13,000	13,870
Barclays Bank PLC 4.95% 2047	18,750	19,775
BBVA Bancomer SA 6.50% 20214	1,000	1,054
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	24,045
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,376
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,261
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,747
BNP Paribas 3.50% 20234	52,475	53,996
BNP Paribas 3.375% 20254	25,675	26,128
Capital One Financial Corp. 3.45% 2021	7,500	7,637
Capital One Financial Corp. 3.90% 2024	9,950	10,454
Capital One Financial Corp. 4.25% 2025	32,500	34,836
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 20194,6,7,8	558	558
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 20194,6,7,8	252	252
Citigroup Inc. 2.35% 2021	16,500	16,490
Citigroup Inc. 2.70% 2021	13,500	13,569
Citigroup Inc. 2.90% 2021	24,625	24,882
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)5	26,725	27,068
Citigroup Inc. 3.875% 2023	2,399	2,538
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)5	12,000	12,687
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)5	22,605	24,173
Citigroup Inc. 4.65% 2048	1,375	1,601
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,226
Crédit Agricole SA 3.375% 20224	10,250	10,454
Crédit Agricole SA 3.75% 20234	28,640	29,736
Crédit Agricole SA 4.375% 20254	7,630	8,005
Credit Suisse Group AG 3.45% 2021	11,250	11,427
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,5	32,850	33,135
Credit Suisse Group AG 3.80% 2023	29,264	30,358
Credit Suisse Group AG 3.75% 2025	7,600	7,938
Credit Suisse Group AG 4.55% 2026	11,000	11,968
Credit Suisse Group AG 4.282% 20284	4,286	4,525
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)4,5	13,185	13,598
Danske Bank AS 2.00% 20214	20,260	19,944
Danske Bank AS 2.70% 20224	13,475	13,511
Danske Bank AS 3.875% 20234	31,840	32,460
Deutsche Bank AG 2.70% 2020	13,000	12,947
Deutsche Bank AG 3.15% 2021	28,762	28,570
Deutsche Bank AG 3.375% 2021	2,100	2,089
Deutsche Bank AG 4.25% 2021	36,725	37,053
Deutsche Bank AG 4.25% 2021	850	861
Deutsche Bank AG 5.00% 2022	2,500	2,577
Deutsche Bank AG 3.95% 2023	17,175	17,239
Deutsche Bank AG 3.70% 2024	4,945	4,843
Discover Financial Services 10.25% 2019	3,650	3,660
Discover Financial Services 3.35% 2023	28,175	28,843
Discover Financial Services 4.65% 2028	23,125	25,309
DNB Bank ASA 2.375% 20214	22,700	22,745
Ford Motor Credit Co. 3.81% 2024	5,242	5,269
Ford Motor Credit Co. 5.584% 2024	3,696	3,961
FS Energy and Power Fund 7.50% 20234	7,755	7,891

The Bond Fund of America — Page 4 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.25% 2021	$2,490	$2,631
Goldman Sachs Group, Inc. 5.75% 2022	4,000	4,323
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)5	41,000	41,404
Goldman Sachs Group, Inc. 3.688% 20268	5,975	5,896
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)5	19,250	20,063
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)5	4,250	4,559
Groupe BPCE SA 2.75% 20234	8,600	8,658
Groupe BPCE SA 5.70% 20234	30,476	33,375
Groupe BPCE SA 5.15% 20244	25,098	27,156
Groupe BPCE SA 4.50% 20254	7,795	8,217
Guardian Life Global Funding 2.90% 20244	1,420	1,458
HSBC Holdings PLC 4.125% 20204	9,453	9,642
HSBC Holdings PLC 3.803% 2025 (ICE LIBOR USD 3-month + 1.211% on 3/11/2024)5	5,000	5,210
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)5	4,600	5,027
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)5	33,550	35,033
HSBK (Europe) BV 7.25% 20214	3,710	3,909
Intesa Sanpaolo SpA 3.125% 20224	17,025	16,853
Intesa Sanpaolo SpA 3.375% 20234	39,763	39,634
Intesa Sanpaolo SpA 5.017% 20244	134,443	134,835
Intesa Sanpaolo SpA 5.71% 20264	14,355	14,536
Intesa Sanpaolo SpA 3.875% 20274	7,175	6,879
Intesa Sanpaolo SpA 3.875% 20284	5,997	5,737
Jefferies Financial Group Inc. 5.50% 2023	4,695	5,066
JPMorgan Chase & Co. 2.40% 2021	17,500	17,548
JPMorgan Chase & Co. 2.55% 2021	26,400	26,460
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)5	11,598	11,714
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)5	425	434
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)5	25,334	26,270
JPMorgan Chase & Co. 3.625% 2024	1,075	1,133
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)5	23,723	24,893
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)5	5,000	5,312
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)5	42,826	45,173
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)5	16,500	16,493
Lloyds Banking Group PLC 4.05% 2023	16,500	17,228
Lloyds Banking Group PLC 3.90% 2024	15,000	15,654
Lloyds Banking Group PLC 4.582% 2025	5,143	5,368
Lloyds Banking Group PLC 4.375% 2028	2,560	2,721
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,164
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,721
Marsh & McLennan Companies, Inc. 4.75% 2039	750	861
Marsh & McLennan Companies, Inc. 4.90% 2049	1,500	1,791
MetLife Capital Trust IV 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)4,5	100	126
Metlife, Inc. 3.60% 2025	100	106
MetLife, Inc. 4.60% 2046	800	930
Metropolitan Life Global Funding I 2.50% 20204	7,500	7,519
Metropolitan Life Global Funding I 2.40% 20214	19,975	20,021
Metropolitan Life Global Funding I 3.45% 20214	1,500	1,535
Metropolitan Life Global Funding I 2.40% 20224	5,965	5,998
Metropolitan Life Global Funding I 3.375% 20224	3,000	3,084
Metropolitan Life Global Funding I 3.60% 20244	3,000	3,163
Metropolitan Life Global Funding I 3.45% 20264	2,315	2,438
Metropolitan Life Global Funding I 3.00% 20274	2,500	2,543
Metropolitan Life Global Funding I 3.05% 20294	4,000	4,071
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,431

The Bond Fund of America — Page 5 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	$16,000	$16,094
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,980
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,635
Morgan Stanley 2.50% 2021	14,300	14,329
Morgan Stanley 2.625% 2021	3,575	3,598
Morgan Stanley 5.75% 2021	9,870	10,368
Morgan Stanley 2.75% 2022	13,054	13,195
Morgan Stanley 3.125% 2023	34,325	35,111
Morgan Stanley 3.70% 2024	1,500	1,583
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)5	57,500	59,968
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)5	9,000	9,972
National Australia Bank Ltd. 2.50% 2022	15,500	15,593
National Australia Bank Ltd. 2.875% 2023	13,200	13,429
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,747	2,961
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)4,5	5,000	5,105
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)4,5	33,400	34,872
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)4,5	3,000	2,903
New York Life Global Funding 1.50% 20194	835	833
New York Life Global Funding 1.95% 20204	3,625	3,618
New York Life Global Funding 1.95% 20204	2,190	2,184
New York Life Global Funding 1.70% 20214	30,500	30,175
New York Life Global Funding 2.00% 20214	700	698
New York Life Global Funding 2.875% 20244	2,500	2,557
New York Life Global Funding 3.00% 20284	2,500	2,558
Nuveen, LLC 4.00% 20284	1,515	1,663
PNC Bank 3.50% 2023	17,840	18,657
PNC Financial Services Group, Inc. 3.50% 2024	18,425	19,408
PRICOA Global Funding I 2.45% 20224	3,090	3,101
PRICOA Global Funding I 3.45% 20234	11,525	12,032
Principal Financial Group, Inc. 4.111% 20284	3,500	3,696
Principal Financial Group, Inc. 3.70% 2029	1,765	1,850
Progressive Corp. 4.00% 2029	3,000	3,324
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)5	1,950	2,066
Prudential Financial, Inc. 3.905% 2047	850	888
Prudential Financial, Inc. 4.418% 2048	1,000	1,132
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)5	3,500	3,766
Prudential Financial, Inc. 4.35% 2050	8,300	9,330
Rabobank Nederland 2.50% 2021	8,500	8,530
Rabobank Nederland 4.375% 2025	5,945	6,346
Royal Bank of Canada 2.80% 2022	23,825	24,197
Royal Bank of Scotland PLC 4.65% 20245	14,130	14,719
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)5	17,000	17,649
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)5	10,500	11,392
Santander Holdings USA, Inc. 3.70% 2022	15,000	15,365
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,256
Santander Holdings USA, Inc. 3.50% 2024	13,325	13,537
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,341
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,344
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,466
Svenska Handelsbanken AB 1.875% 2021	8,920	8,851
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)4,5	11,800	12,667
Synchrony Bank 3.65% 2021	13,225	13,445
Synchrony Financial 4.375% 2024	5,825	6,101

The Bond Fund of America — Page 6 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank 2.65% 2024	$41,125	$41,502
Travelers Companies, Inc. 4.00% 2047	2,250	2,489
Travelers Companies, Inc. 4.05% 2048	2,500	2,775
Travelers Companies, Inc. 4.10% 2049	1,500	1,694
UniCredit SpA 3.75% 20224	14,975	15,152
UniCredit SpA 6.572% 20224	22,250	23,655
UniCredit SpA 4.625% 20274	16,650	16,870
UniCredit SpA 5.861% 20324,5	35,570	34,097
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)4,5	25,600	27,167
Unum Group 5.625% 2020	345	358
Unum Group 3.00% 2021	2,085	2,096
US Bancorp 2.85% 2023	21,000	21,388
US Bancorp 3.40% 2023	13,125	13,710
VEB Finance Ltd. 6.902% 20204	4,600	4,741
VEB Finance Ltd. 6.80% 20254	500	551
Wells Fargo & Co. 2.10% 2021	41,300	41,102
Wells Fargo & Co. 2.50% 2021	13,500	13,531
Wells Fargo & Co. 2.625% 2022	34,000	34,272
Wells Fargo & Co. 3.55% 2023	5,000	5,219
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)5	24,675	25,166
		2,858,116
Health care 5.12%
Abbott Laboratories 2.90% 2021	92,166	93,700
Abbott Laboratories 3.40% 2023	6,785	7,079
Abbott Laboratories 3.75% 2026	1,023	1,107
Abbott Laboratories 4.75% 2036	200	237
Abbott Laboratories 4.90% 2046	1,465	1,807
AbbVie Inc. 2.50% 2020	12,435	12,435
AbbVie Inc. 2.30% 2021	14,335	14,292
AbbVie Inc. 3.20% 2022	3,040	3,087
AbbVie Inc. 2.85% 2023	8,367	8,429
AbbVie Inc. 3.75% 2023	5,333	5,564
AbbVie Inc. 4.45% 2046	22,673	22,280
AbbVie Inc. 4.875% 2048	15,000	15,805
Allergan PLC 3.00% 2020	20,010	20,072
Allergan PLC 3.45% 2022	43,067	43,975
Allergan PLC 3.80% 2025	3,803	3,947
Allergan PLC 4.75% 2045	5,024	5,164
Allergan, Inc. 5.00% 20214	12,457	13,027
Amgen Inc. 1.85% 2021	7,340	7,269
Anthem, Inc. 2.95% 2022	22,000	22,320
Anthem, Inc. 4.101% 2028	15,000	16,017
AstraZeneca PLC 2.375% 2022	14,650	14,753
AstraZeneca PLC 3.50% 2023	15,207	15,865
AstraZeneca PLC 3.375% 2025	21,116	22,101
AstraZeneca PLC 4.00% 2029	10,009	10,940
Baxalta Inc. 4.00% 2025	622	661
Bayer US Finance II LLC 3.875% 20234	49,500	51,321
Bayer US Finance II LLC 4.25% 20254	34,272	36,270
Bayer US Finance II LLC 4.375% 20284	46,701	49,246
Bayer US Finance II LLC 4.875% 20484	2,026	2,082
Becton, Dickinson and Co. 2.675% 2019	5,079	5,081
Becton, Dickinson and Co. 2.404% 2020	19,675	19,663

The Bond Fund of America — Page 7 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 2.894% 2022	$35,760	$36,229
Becton, Dickinson and Co. 3.363% 2024	35,795	36,984
Becton, Dickinson and Co. 3.734% 2024	5,000	5,246
Becton, Dickinson and Co. 3.70% 2027	5,356	5,599
Boston Scientific Corp. 3.375% 2022	5,000	5,142
Boston Scientific Corp. 3.45% 2024	1,985	2,077
Boston Scientific Corp. 3.75% 2026	13,525	14,388
Boston Scientific Corp. 4.00% 2029	5,200	5,626
Boston Scientific Corp. 4.55% 2039	7,555	8,353
Boston Scientific Corp. 4.70% 2049	1,025	1,177
Bristol-Myers Squibb Co. 2.60% 20224	4,583	4,651
Bristol-Myers Squibb Co. 2.90% 20244	18,589	19,009
Bristol-Myers Squibb Co. 3.20% 20264	19,489	20,237
Bristol-Myers Squibb Co. 3.40% 20294	52,661	55,125
Bristol-Myers Squibb Co. 4.125% 20394	6,190	6,717
Bristol-Myers Squibb Co. 4.25% 20494	13,892	15,314
Centene Corp. 5.375% 20264	10,415	10,975
Cigna Corp. 3.40% 20214	14,980	15,272
Cigna Corp. 3.75% 20234	39,896	41,543
Cigna Corp. 4.125% 20254	10,965	11,654
Cigna Corp. 4.375% 20284	63,836	68,906
Cigna Corp. 4.80% 20384	4,055	4,374
Cigna Corp. 4.90% 20484	21,380	23,285
Concordia International Corp. 8.00% 2024	1,308	1,272
CVS Health Corp. 2.125% 2021	1,500	1,490
CVS Health Corp. 3.35% 2021	4,840	4,907
CVS Health Corp. 4.10% 2025	67,509	71,211
CVS Health Corp. 4.30% 2028	47,756	50,375
CVS Health Corp. 4.78% 2038	1,475	1,540
CVS Health Corp. 5.05% 2048	32,220	34,321
Eagle Holding Co. II LLC 7.75% 20224,9	2,630	2,656
Eli Lilly and Co. 2.35% 2022	3,816	3,846
Eli Lilly and Co. 3.375% 2029	6,266	6,676
EMD Finance LLC 2.40% 20204	17,985	17,973
EMD Finance LLC 2.95% 20224	9,600	9,685
EMD Finance LLC 3.25% 20254	36,850	37,635
Endo International PLC 5.875% 20244	625	597
GlaxoSmithKline PLC 2.875% 2022	4,421	4,502
GlaxoSmithKline PLC 3.375% 2023	41,545	43,257
GlaxoSmithKline PLC 3.00% 2024	14,515	14,998
GlaxoSmithKline PLC 3.625% 2025	14,585	15,527
HCA Inc. 4.125% 2029	2,825	2,896
HCA Inc. 5.875% 2029	7,130	7,825
HCA Inc. 5.25% 2049	8,300	8,662
Humana Inc. 2.50% 2020	15,000	15,010
Kinetic Concepts, Inc. 12.50% 20214	5,955	6,573
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,356
Medtronic, Inc. 3.50% 2025	2,000	2,122
Merck & Co., Inc. 2.80% 2023	5,773	5,924
Merck & Co., Inc. 2.90% 2024	5,655	5,844
Merck & Co., Inc. 2.75% 2025	9,550	9,837
Merck & Co., Inc. 3.40% 2029	1,672	1,782
Molina Healthcare, Inc. 4.875% 20254	10,115	10,305
Mylan Laboratories Inc. 3.15% 2021	14,800	14,804

The Bond Fund of America — Page 8 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Inc. 2.80% 2022	$3,707	$3,773
Pfizer Inc. 3.20% 2023	37,100	38,608
Pfizer Inc. 2.95% 2024	2,297	2,369
Pfizer Inc. 3.60% 2028	3,772	4,020
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.80% 2023 (100% PIK)6,7,8,9,10	9,396	9,136
Shire PLC 1.90% 2019	38,020	37,963
Shire PLC 2.40% 2021	51,117	51,028
Shire PLC 2.875% 2023	36,035	36,397
Shire PLC 3.20% 2026	43,426	43,889
Takeda Pharmaceutical Co., Ltd. 4.40% 20234	28,600	30,651
Takeda Pharmaceutical Co., Ltd. 5.00% 20284	97,426	110,398
Team Health Holdings, Inc. 6.375% 20254	5,240	4,035
Teva Pharmaceutical Finance Co. BV 2.80% 2023	206,198	179,392
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	87,412
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,825	66,944
Teva Pharmaceutical Finance Co. BV 6.75% 2028	59,609	55,213
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	75,867
UnitedHealth Group Inc. 3.35% 2022	200	207
UnitedHealth Group Inc. 3.50% 2024	21,200	22,229
UnitedHealth Group Inc. 3.70% 2025	15,430	16,436
UnitedHealth Group Inc. 3.75% 2025	5,880	6,288
UnitedHealth Group Inc. 4.45% 2048	2,000	2,293
Valeant Pharmaceuticals International, Inc. 9.25% 20264	9,160	10,271
Valeant Pharmaceuticals International, Inc. 8.50% 20274	3,045	3,356
WellCare Health Plans, Inc. 5.375% 20264	3,175	3,373
WellPoint, Inc. 2.25% 2019	5,000	4,998
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,522
		2,299,955
Energy 3.18%
Anadarko Petroleum Corp. 4.85% 2021	14,623	15,139
Anadarko Petroleum Corp. 5.55% 2026	400	450
Andeavor Logistics LP 3.50% 2022	8,500	8,705
Apache Corp. 4.25% 2030	19,075	19,668
Apache Corp. 5.35% 2049	27,010	28,607
Baker Hughes, a GE Co. 3.337% 2027	12,125	12,213
Baker Hughes, a GE Co. 4.08% 2047	13,040	12,645
Boardwalk Pipeline Partners, LP 3.375% 2023	100	101
BP Capital Markets PLC 3.79% 2024	36,180	38,364
BP Capital Markets PLC 3.52% 2026	17,500	18,344
BP Capital Markets PLC 4.234% 2028	27,185	30,246
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,635
Canadian Natural Resources Ltd. 2.95% 2023	14,820	14,972
Canadian Natural Resources Ltd. 3.80% 2024	5,500	5,752
Canadian Natural Resources Ltd. 3.85% 2027	29,500	30,655
Canadian Natural Resources Ltd. 4.95% 2047	8,394	9,572
Cenovus Energy Inc. 3.80% 2023	3,940	4,055
Cenovus Energy Inc. 4.25% 2027	16,800	17,388
Cenovus Energy Inc. 5.25% 2037	2,189	2,293
Cenovus Energy Inc. 5.40% 2047	57,103	61,846
Chevron Corp. 2.10% 2021	10,000	10,005
Chevron Corp. 2.498% 2022	9,675	9,774
Chevron Corp. 2.954% 2026	14,590	15,065
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,095

The Bond Fund of America — Page 9 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Concho Resources Inc. 4.85% 2048	$5,402	$6,077
DCP Midstream Operating LP 4.95% 2022	1,495	1,555
Diamond Offshore Drilling, Inc. 4.875% 2043	13,470	8,419
Enbridge Energy Partners, LP 4.375% 2020	8,875	9,078
Enbridge Energy Partners, LP 5.20% 2020	2,100	2,137
Enbridge Energy Partners, LP 4.20% 2021	800	825
Enbridge Energy Partners, LP 5.875% 2025	31,435	36,319
Enbridge Energy Partners, LP 7.375% 2045	41,189	60,518
Enbridge Inc. 4.00% 2023	30,600	32,161
Enbridge Inc. 3.50% 2024	4,582	4,738
Enbridge Inc. 3.70% 2027	5,373	5,552
Energy Transfer Operating, LP 5.875% 2024	1,375	1,529
Energy Transfer Operating, LP 5.50% 2027	10,000	11,191
Energy Transfer Partners, LP 4.15% 2020	3,000	3,052
Energy Transfer Partners, LP 4.20% 2023	5,725	6,004
Energy Transfer Partners, LP 4.50% 2024	2,975	3,166
Energy Transfer Partners, LP 4.95% 2028	7,500	8,203
Energy Transfer Partners, LP 6.125% 2045	19,678	22,560
Energy Transfer Partners, LP 5.30% 2047	32,111	33,513
Energy Transfer Partners, LP 5.40% 2047	37,806	40,226
Energy Transfer Partners, LP 6.00% 2048	17,891	20,430
Energy Transfer Partners, LP 6.25% 2049	11,948	14,162
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)5	22,000	20,603
EnLink Midstream Partners, LP 5.45% 2047	1,650	1,419
Enterprise Products Operating LLC 4.20% 2050	11,180	11,533
EQT Corp. 2.50% 2020	14,660	14,622
EQT Corp. 3.00% 2022	9,135	9,064
EQT Corp. 3.90% 2027	11,000	10,408
Equinor ASA 3.625% 2028	15,625	16,855
Gazprom OJSC 6.51% 20224	8,350	9,035
Kinder Morgan, Inc. 3.15% 2023	1,280	1,302
Kinder Morgan, Inc. 4.30% 2028	16,500	17,681
Kinder Morgan, Inc. 5.05% 2046	8,825	9,635
Kinder Morgan, Inc. 5.20% 2048	5,000	5,652
Marathon Oil Corp. 4.40% 2027	5,755	6,116
MPLX LP 4.00% 2028	200	208
Neptune Energy Group Holdings Ltd. 6.625% 20254	6,445	6,574
Noble Energy, Inc. 4.95% 2047	20,175	21,418
Odebrecht Drilling Norbe 6.72% 20224	1,801	1,738
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)4,9	7,376	1,882
Odebrecht Drilling Norbe 0% 20494	1,072	12
Petrobras Global Finance Co. 7.375% 2027	4,380	5,039
Petrobras Global Finance Co. 5.999% 2028	2,706	2,881
Petrobras Global Finance Co. 5.75% 2029	4,775	4,989
Petrobras Global Finance Co. 7.25% 2044	1,375	1,541
Petróleos Mexicanos 5.375% 2022	10,000	10,125
Petróleos Mexicanos 4.625% 2023	31,115	30,493
Petróleos Mexicanos 4.50% 2026	12,700	11,693
Petróleos Mexicanos 6.875% 2026	90,486	91,662
Petróleos Mexicanos 6.50% 2027	49,465	48,906
Petróleos Mexicanos 5.35% 2028	13,672	12,477
Petróleos Mexicanos 6.50% 2029	44,150	42,825
QEP Resources, Inc. 5.625% 2026	1,625	1,536
QGOG Constellation SA 9.50% 20244,9,11	2,793	1,341

The Bond Fund of America — Page 10 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 20215	$925	$961
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,102
Sabine Pass Liquefaction, LLC 5.625% 20235	14,000	15,252
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,572
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	23,541
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	38,581
Saudi Arabian Oil Co. 2.875% 20244	7,023	7,070
Saudi Arabian Oil Co. 3.50% 20294	17,020	17,245
Saudi Arabian Oil Co. 4.375% 20494	1,325	1,344
Schlumberger BV 4.00% 20254	20,190	21,376
Schlumberger BV 4.30% 20294	6,250	6,698
Shell International Finance BV 3.50% 2023	22,808	23,956
Shell International Finance BV 3.875% 2028	8,780	9,621
Shell International Finance BV 3.75% 2046	4,110	4,353
Shell International Finance BV 4.00% 2046	4,280	4,700
Teekay Corp. 9.25% 20224	3,745	3,811
Tesoro Logistics LP 5.50% 2019	1,115	1,120
Total Capital International 3.455% 2029	21,815	23,242
Total Capital SA 3.883% 2028	6,800	7,483
TransCanada PipeLines Ltd. 4.25% 2028	15,295	16,528
TransCanada PipeLines Ltd. 4.875% 2048	12,500	13,970
TransCanada PipeLines Ltd. 5.10% 2049	13,500	15,648
Transocean Inc. 5.80% 20225	5,135	5,071
Transportadora de Gas Peru SA 4.25% 20284	2,535	2,657
Williams Partners LP 5.25% 2020	100	102
Woodside Finance Ltd. 4.60% 20214	9,565	9,857
		1,427,130
Consumer staples 2.80%
Altria Group, Inc. 2.85% 2022	200	202
Altria Group, Inc. 3.80% 2024	7,100	7,403
Altria Group, Inc. 4.40% 2026	29,707	31,781
Altria Group, Inc. 4.80% 2029	71,435	77,114
Altria Group, Inc. 5.80% 2039	15,800	17,769
Altria Group, Inc. 4.50% 2043	100	95
Altria Group, Inc. 5.95% 2049	62,711	71,417
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	32,310	35,966
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,156
Anheuser-Busch InBev NV 4.75% 2029	13,501	15,306
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,471
Anheuser-Busch InBev NV 4.60% 2048	16,479	17,725
Anheuser-Busch InBev NV 5.55% 2049	33,255	40,608
British American Tobacco International Finance PLC 2.75% 20204	6,700	6,717
British American Tobacco International Finance PLC 3.50% 20224	4,995	5,109
British American Tobacco International Finance PLC 3.95% 20254	20,022	20,730
British American Tobacco PLC 2.764% 2022	21,380	21,444
British American Tobacco PLC 3.222% 2024	70,698	71,322
British American Tobacco PLC 3.557% 2027	120,135	119,656
British American Tobacco PLC 4.39% 2037	5,000	4,761
British American Tobacco PLC 4.54% 2047	18,037	16,740
Conagra Brands, Inc. 4.30% 2024	16,646	17,658
Conagra Brands, Inc. 4.60% 2025	13,440	14,634
Conagra Brands, Inc. 5.30% 2038	3,867	4,207
Conagra Brands, Inc. 5.40% 2048	14,052	15,429

The Bond Fund of America — Page 11 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.25% 2020	$21,000	$20,969
Constellation Brands, Inc. 2.65% 2022	14,125	14,177
Constellation Brands, Inc. 2.70% 2022	1,995	2,008
Constellation Brands, Inc. 3.20% 2023	10,638	10,880
Constellation Brands, Inc. 4.25% 2023	8,588	9,140
Constellation Brands, Inc. 3.70% 2026	3,350	3,509
Constellation Brands, Inc. 3.60% 2028	1,650	1,702
Constellation Brands, Inc. 4.10% 2048	9,500	9,447
Costco Wholesale Corp. 2.30% 2022	3,500	3,522
Costco Wholesale Corp. 2.75% 2024	10,229	10,511
Energizer Holdings, Inc. 7.75% 20274	3,330	3,612
Imperial Tobacco Finance PLC 3.50% 20234	3,173	3,233
JBS Investments GmbH II 7.00% 2026	6,800	7,381
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,682
Keurig Dr Pepper Inc. 4.057% 2023	48,170	50,587
Keurig Dr Pepper Inc. 4.417% 2025	24,928	26,723
Keurig Dr Pepper Inc. 4.597% 2028	19,588	21,469
Keurig Dr Pepper Inc. 5.085% 2048	40,350	44,944
Kraft Heinz Co. 3.50% 2022	25	26
Kroger Co. 2.60% 2021	1,500	1,503
Molson Coors Brewing Co. 2.25% 2020	9,925	9,902
Molson Coors Brewing Co. 2.10% 2021	6,190	6,155
Molson Coors Brewing Co. 3.00% 2026	7,225	7,142
Molson Coors Brewing Co. 4.20% 2046	7,050	6,815
Mondelez International, Inc. 1.625% 20194	23,900	23,826
Nestlé Holdings, Inc. 3.35% 20234	26,000	27,095
Philip Morris International Inc. 2.50% 2022	16,500	16,567
Philip Morris International Inc. 2.875% 2024	8,572	8,704
Philip Morris International Inc. 3.375% 2029	13,550	13,972
Philip Morris International Inc. 4.875% 2043	4,825	5,464
Philip Morris International Inc. 4.25% 2044	8,725	9,153
Reckitt Benckiser Group PLC 2.375% 20224	10,935	10,921
Reckitt Benckiser Treasury Services PLC 2.75% 20244	4,305	4,348
Reynolds American Inc. 3.25% 2020	3,000	3,021
Reynolds American Inc. 3.25% 2022	17,491	17,664
Reynolds American Inc. 4.45% 2025	29,757	31,562
Reynolds American Inc. 4.75% 2042	2,500	2,254
Reynolds American Inc. 5.85% 2045	7,195	7,762
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,664
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,044
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,126
Wal-Mart Stores, Inc. 2.85% 2024	57,435	59,292
Wal-Mart Stores, Inc. 3.05% 2026	16,440	17,192
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,220
Wal-Mart Stores, Inc. 3.25% 2029	7,390	7,798
WM. Wrigley Jr. Co. 2.90% 20194	2,800	2,802
WM. Wrigley Jr. Co. 3.375% 20204	41,650	42,220
		1,256,130
Utilities 2.65%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	1,055	1,135
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20234	2,110	2,169
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20254	30,750	32,625
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 20304	440	485

The Bond Fund of America — Page 12 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Alliant Energy Finance LLC 3.75% 20234	$3,804	$3,952
Alliant Energy Finance LLC 4.25% 20284	3,804	4,025
American Electric Power Co., Inc. 4.30% 2028	24,661	27,031
Atlantic City Electric Co. 4.00% 2028	3,838	4,218
Avangrid, Inc. 3.80% 2029	18,325	19,203
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,818
Berkshire Hathaway Energy Co. 4.50% 2045	200	225
Cemig Geração e Transmissão SA 9.25% 20244	1,385	1,593
Cemig Geração e Transmissão SA 9.25% 2024	700	805
CenterPoint Energy, Inc. 3.85% 2024	35,000	36,717
CenterPoint Energy, Inc. 4.25% 2028	2,435	2,632
CMS Energy Corp. 3.875% 2024	5,000	5,238
CMS Energy Corp. 3.00% 2026	8,707	8,734
Colbun SA 4.50% 2024	7,500	7,905
Colbun SA 4.50% 20244	1,200	1,265
Colbun SA 3.95% 20274	5,225	5,307
Comision Federal de Electricidad 4.875% 20244	2,500	2,592
Comision Federal de Electricidad 4.75% 20274	370	381
Consolidated Edison Co. of New York, Inc. 4.125% 2049	6,000	6,470
Consumers Energy Co. 3.75% 2050	9,500	10,027
Dominion Resources, Inc. 1.60% 2019	4,350	4,344
Dominion Resources, Inc. 2.962% 20195	2,000	2,000
Dominion Resources, Inc. 2.715% 20215	4,025	4,032
Dominion Resources, Inc. 3.071% 20245	29,684	29,925
DTE Energy Co. 3.30% 2022	1,643	1,678
DTE Energy Co. 3.70% 2023	5,000	5,214
DTE Energy Co. 3.50% 2024	1,047	1,085
DTE Energy Co. 3.40% 2029	20,750	21,068
DTE Energy Co. 3.95% 2049	2,575	2,808
Duke Energy Corp. 3.40% 2029	29,000	29,652
Duke Energy Progress, LLC 3.45% 2029	5,168	5,450
Edison International 2.95% 2023	4,569	4,379
Edison International 5.75% 2027	3,575	3,844
EDP Finance BV 4.125% 20204	22,061	22,203
EDP Finance BV 5.25% 20214	3,500	3,634
EDP Finance BV 3.625% 20244	29,750	30,670
Electricité de France SA 4.50% 20284	762	836
Electricité de France SA 4.75% 20354	2,001	2,187
Electricité de France SA 4.875% 20384	1,225	1,396
Electricité de France SA 4.95% 20454	711	800
Electricité de France SA 5.00% 20484	980	1,116
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)4,5	4,750	4,848
Electricité de France SA 6.00% 2114	£300	600
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)5	$14,254	15,301
Emera US Finance LP 2.70% 2021	3,950	3,964
Emera US Finance LP 3.55% 2026	4,945	5,064
Emera US Finance LP 4.75% 2046	3,229	3,483
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,578
Enel Chile SA 4.875% 2028	2,500	2,737
Enel Finance International SA 4.625% 20254	29,000	31,138
Enel Finance International SA 3.50% 20284	8,724	8,605
Enel Finance International SA 4.875% 20294	3,600	3,936
Enel Finance International SA 6.00% 20394	2,210	2,623

The Bond Fund of America — Page 13 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Enel Società per Azioni 8.75% 20734,5	$9,500	$10,996
Entergy Corp. 2.95% 2026	16,681	16,693
Eversource Energy 4.25% 2029	5,000	5,499
Exelon Corp. 3.497% 20225	21,000	21,527
Exelon Corp. 3.95% 2025	528	564
FirstEnergy Corp. 2.85% 2022	13,402	13,580
FirstEnergy Corp. 3.90% 2027	64,012	67,199
FirstEnergy Corp. 3.50% 20284	8,321	8,451
FirstEnergy Corp. 7.375% 2031	8,895	12,182
FirstEnergy Corp. 4.85% 2047	18,305	20,814
FirstEnergy Corp., Series B, 4.25% 2023	11,400	11,980
Florida Power & Light Co. 3.99% 2049	398	437
Gulf Power Co. 3.30% 2027	3,035	3,157
Iberdrola Finance Ireland 5.00% 20194	3,000	3,013
Interstate Power and Light Co. 3.25% 2024	9,628	9,947
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,372
Israel Electric Corp. Ltd. 8.10% 20964	6,250	8,375
Jersey Central Power & Light Co. 4.30% 20264	4,480	4,813
Metropolitan Edison Co. 4.30% 20294	3,000	3,279
Mississippi Power Co. 3.95% 2028	6,437	6,762
Mississippi Power Co. 4.25% 2042	28,838	29,075
National Grid PLC 3.15% 20274	1,105	1,123
New York State Electric & Gas Corp. 3.25% 20264	2,000	2,046
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	3,861
NextEra Energy, Inc. 3.25% 2026	12,825	13,202
Niagara Mohawk Power Corp. 3.508% 20244	2,050	2,147
Niagara Mohawk Power Corp. 4.278% 20344	3,000	3,326
NiSource Finance Corp. 2.65% 2022	2,875	2,894
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	612	618
NV Energy, Inc. 6.25% 2020	3,100	3,260
Pacific Gas and Electric Co. 3.50% 202011	711	697
Pacific Gas and Electric Co. 2.45% 202211	803	775
Pacific Gas and Electric Co. 4.25% 20234,11	45,575	45,917
Pacific Gas and Electric Co. 3.75% 202411	7,957	7,857
Pacific Gas and Electric Co. 3.50% 202511	3,266	3,160
Pacific Gas and Electric Co. 2.95% 202611	3,134	2,954
Pacific Gas and Electric Co. 3.30% 202711	1,429	1,361
Pacific Gas and Electric Co. 3.30% 202711	1,158	1,106
Pacific Gas and Electric Co. 4.65% 20284,11	11,875	12,172
Pacific Gas and Electric Co. 6.05% 203411	5,623	6,284
PacifiCorp, First Mortgage Bonds, 3.50% 2029	4,000	4,284
Public Service Co. of Colorado 2.25% 2022	298	298
Public Service Co. of Colorado 2.50% 2023	1,430	1,434
Public Service Electric and Gas Co. 3.00% 2025	2,036	2,084
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,179
Public Service Enterprise Group Inc. 2.00% 2021	6,655	6,593
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,241
Public Service Enterprise Group Inc. 2.875% 2024	9,400	9,498
Puget Energy, Inc. 6.50% 2020	11,812	12,466
Puget Energy, Inc. 6.00% 2021	8,921	9,536
Puget Energy, Inc. 5.625% 2022	20,762	22,274
Puget Energy, Inc. 3.65% 2025	1,911	1,957
San Diego Gas & Electric Co. 3.75% 2047	6,400	6,149

The Bond Fund of America — Page 14 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
San Diego Gas & Electric Co. 4.15% 2048	$1,100	$1,147
San Diego Gas & Electric Co. 4.10% 2049	13,400	13,933
SCANA Corp. 4.75% 2021	5,980	6,129
SCANA Corp. 4.125% 2022	12,513	12,783
South Carolina Electric & Gas Co. 4.25% 2028	10,525	11,704
South Carolina Electric & Gas Co. 5.30% 2033	2,652	3,167
South Carolina Electric & Gas Co. 5.80% 2033	1,063	1,279
South Carolina Electric & Gas Co. 5.45% 2041	3,820	4,727
South Carolina Electric & Gas Co. 4.60% 2043	1,318	1,493
Southern California Edison Co. 2.90% 2021	22,668	22,725
Southern California Edison Co. 3.875% 2021	2,125	2,165
Southern California Edison Co. 1.845% 2022	5,432	5,337
Southern California Edison Co. 2.40% 2022	2,775	2,758
Southern California Edison Co. 3.40% 2023	4,279	4,366
Southern California Edison Co. 3.50% 2023	18,708	19,257
Southern California Edison Co. 3.70% 2025	1,575	1,629
Southern California Edison Co. 3.65% 2028	4,662	4,775
Southern California Edison Co. 4.20% 2029	43,837	46,694
Southern California Edison Co. 5.35% 2035	361	403
Southern California Edison Co. 4.00% 2047	6,500	6,476
Southern California Edison Co. 4.875% 2049	16,408	18,460
Southern California Edison Co., Series C, 3.60% 2045	18,991	17,655
Southern California Edison Co., Series C, 4.125% 2048	14,490	14,615
State Grid Overseas Investment Ltd. 3.50% 20274	2,000	2,072
Talen Energy Corp. 7.25% 20274	3,875	3,982
Tampa Electric Co. 4.45% 2049	1,735	1,935
Virginia Electric and Power Co. 2.95% 2026	8,352	8,494
Virginia Electric and Power Co. 3.80% 2028	2,402	2,576
Xcel Energy Inc. 4.70% 2020	26,501	26,712
Xcel Energy Inc. 3.30% 2025	3,294	3,401
		1,191,088
Consumer discretionary 2.65%
Amazon.com, Inc. 2.40% 2023	10,603	10,709
Amazon.com, Inc. 3.15% 2027	3,570	3,754
Amazon.com, Inc. 3.875% 2037	550	607
Amazon.com, Inc. 4.05% 2047	13,003	14,717
American Honda Finance Corp. 1.65% 2021	10,625	10,511
American Honda Finance Corp. 2.60% 2022	3,000	3,039
American Honda Finance Corp. 3.55% 2024	2,000	2,102
American Honda Finance Corp. 3.50% 2028	3,000	3,161
Bayerische Motoren Werke AG 1.45% 20194	15,200	15,173
Bayerische Motoren Werke AG 2.15% 20204	2,000	1,998
Bayerische Motoren Werke AG 1.85% 20214	1,500	1,485
Bayerische Motoren Werke AG 2.00% 20214	2,000	1,984
Bayerische Motoren Werke AG 2.95% 20224	5,000	5,075
Bayerische Motoren Werke AG 2.25% 20234	1,000	989
Bayerische Motoren Werke AG 3.45% 20234	12,650	13,040
Bayerische Motoren Werke AG 3.15% 20244	40,805	41,979
Bayerische Motoren Werke AG 3.625% 20294	2,000	2,096
DaimlerChrysler North America Holding Corp. 1.50% 20194	5,500	5,499
DaimlerChrysler North America Holding Corp. 2.00% 20214	11,925	11,803
DaimlerChrysler North America Holding Corp. 3.75% 20214	1,510	1,549
DaimlerChrysler North America Holding Corp. 3.40% 20224	2,525	2,576

The Bond Fund of America — Page 15 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.65% 20244	$38,644	$40,135
DaimlerChrysler North America Holding Corp. 3.30% 20254	1,700	1,740
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,468
Ford Motor Credit Co. 2.343% 2020	25,295	25,118
Ford Motor Credit Co. 3.157% 2020	18,661	18,732
Ford Motor Credit Co. 3.20% 2021	9,415	9,445
Ford Motor Credit Co. 3.336% 2021	4,500	4,521
Ford Motor Credit Co. 3.47% 2021	15,066	15,173
Ford Motor Credit Co. 3.813% 2021	30,785	31,226
Ford Motor Credit Co. 3.219% 2022	1,427	1,429
Ford Motor Credit Co. 3.339% 2022	24,608	24,706
Ford Motor Credit Co. 5.596% 2022	19,250	20,390
Ford Motor Credit Co. 3.096% 2023	18,127	17,868
Ford Motor Credit Co. 4.14% 2023	22,000	22,420
Ford Motor Credit Co. 4.375% 2023	14,367	14,755
Ford Motor Credit Co. 3.664% 2024	20,763	20,535
Ford Motor Credit Co. 4.134% 2025	400	401
Ford Motor Credit Co. 4.687% 2025	15,000	15,408
General Motors Co. 4.875% 2023	18,782	19,932
General Motors Co. 4.35% 2025	10,410	10,746
General Motors Co. 6.25% 2043	3,959	4,217
General Motors Co. 5.20% 2045	10,421	10,034
General Motors Co. 6.75% 2046	3,193	3,615
General Motors Co. 5.40% 2048	13,000	12,686
General Motors Co. 5.95% 2049	15,791	16,610
General Motors Financial Co. 3.20% 2021	13,200	13,317
General Motors Financial Co. 3.55% 2021	1,400	1,422
General Motors Financial Co. 4.20% 2021	5,674	5,844
General Motors Financial Co. 3.15% 2022	42,311	42,584
General Motors Financial Co. 3.45% 2022	14,955	15,173
General Motors Financial Co. 3.45% 2022	1,324	1,344
General Motors Financial Co. 3.55% 2022	1,850	1,883
General Motors Financial Co. 3.25% 2023	46,584	46,785
General Motors Financial Co. 3.70% 2023	16,000	16,243
General Motors Financial Co. 4.15% 2023	14,010	14,440
General Motors Financial Co. 3.50% 2024	3,885	3,880
General Motors Financial Co. 3.95% 2024	15,500	15,840
General Motors Financial Co. 5.10% 2024	9,835	10,524
General Motors Financial Co. 4.00% 2026	2,000	2,018
Home Depot, Inc. 3.90% 2028	825	910
Home Depot, Inc. 2.95% 2029	13,575	13,921
Home Depot, Inc. 4.50% 2048	3,228	3,816
Hyundai Capital America 2.00% 20194	1,450	1,450
Hyundai Capital America 2.55% 20204	11,500	11,482
Hyundai Capital America 2.75% 20204	11,406	11,415
Hyundai Capital America 3.45% 20214	33,735	34,113
Hyundai Capital America 3.75% 20214	21,500	21,928
Hyundai Capital America 3.10% 20224	13,890	13,964
Hyundai Capital America 3.25% 20224	24,685	24,942
Hyundai Capital America 3.95% 20224	15,000	15,399
Hyundai Capital Services Inc. 1.625% 20194	7,750	7,736
Limited Brands, Inc. 5.25% 2028	6,000	5,513
Lowe’s Companies, Inc. 3.65% 2029	14,607	15,273
Lowe’s Companies, Inc. 4.55% 2049	26,674	28,789

The Bond Fund of America — Page 16 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.45% 2047	$11,000	$12,068
McDonald’s Corp. 4.45% 2048	3,500	3,839
MGM Resorts International 5.50% 2027	5,255	5,524
Morongo Band of Mission Indians 7.00% 20394	11,225	12,586
Neiman Marcus Group Ltd. LLC 8.75% 20244	5,202	2,233
Neiman Marcus Group Ltd. LLC 14.00% 20244,9	3,198	2,654
Newell Rubbermaid Inc. 3.85% 2023	4,820	4,895
Nissan Motor Co., Ltd. 2.60% 20224	15,570	15,505
Panther BF Aggregator 2, LP 6.25% 20264	775	807
Party City Holdings Inc. 6.625% 20264	2,640	2,567
PetSmart, Inc. 7.125% 20234	4,900	4,618
PetSmart, Inc. 5.875% 20254	3,975	3,876
PetSmart, Inc. 8.875% 20254	2,650	2,564
S.A.C.I. Falabella 3.75% 20274	8,295	8,312
Sands China Ltd. 4.60% 2023	18,181	19,138
Sands China Ltd. 5.40% 2028	48,000	52,227
Scientific Games Corp. 8.25% 20264	10,165	10,699
Starbucks Corp. 3.10% 2023	15,237	15,677
Starbucks Corp. 3.80% 2025	14,000	14,918
Starbucks Corp. 4.50% 2048	9,500	10,434
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,003
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,963
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,391
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,389
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,672
Volkswagen Group of America Finance, LLC 4.00% 20214	8,028	8,286
Volkswagen Group of America Finance, LLC 4.25% 20234	3,000	3,159
Volkswagen Group of America Finance, LLC 4.625% 20254	3,477	3,779
Volkswagen Group of America Finance, LLC 4.75% 20284	24,500	26,671
		1,190,558
Information technology 1.53%
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.496% 20218,10	2,498	2,492
Broadcom Inc. 3.625% 20244	33,850	34,052
Broadcom Inc. 4.25% 20264	57,000	57,794
Broadcom Inc. 4.75% 20294	150,493	154,348
Broadcom Ltd. 3.00% 2022	40,500	40,671
Broadcom Ltd. 2.65% 2023	16,500	16,272
Broadcom Ltd. 3.625% 2024	57,758	58,384
Broadcom Ltd. 3.875% 2027	56,470	55,414
Broadcom Ltd. 3.50% 2028	27,782	26,388
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.152% 20258,10	1,225	1,235
CommScope Finance LLC 8.25% 20274	1,610	1,648
Fidelity National Information Services, Inc. 3.75% 2029	4,940	5,250
Financial & Risk US Holdings, Inc. 6.25% 20264	4,425	4,562
Financial & Risk US Holdings, Inc. 8.25% 20264	2,150	2,217
Fiserv, Inc. 2.75% 2024	19,000	19,148
Fiserv, Inc. 3.20% 2026	9,705	9,914
Fiserv, Inc. 3.50% 2029	44,285	45,506
Fiserv, Inc. 4.40% 2049	21,425	22,524
International Business Machines Corp. 3.00% 2024	40,750	41,881
International Business Machines Corp. 3.50% 2029	11,925	12,477
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.829% 20248,10	1,475	1,527
Microsoft Corp. 1.55% 2021	3,975	3,941

The Bond Fund of America — Page 17 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 3.125% 2025	$5,750	$6,054
Microsoft Corp. 3.30% 2027	20,030	21,242
Microsoft Corp. 3.70% 2046	3,250	3,501
Microsoft Corp. 4.25% 2047	2,125	2,522
Moneygram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 8.333% 20238,10	1,205	1,188
Oracle Corp. 1.90% 2021	12,250	12,186
QUALCOMM Inc. 4.30% 2047	3,750	3,942
Unisys Corp. 10.75% 20224	3,325	3,687
Visa Inc. 2.15% 2022	4,535	4,554
VMware, Inc. 2.95% 2022	7,500	7,560
Xerox Corp. 3.50% 2020	500	501
		684,582
Industrials 1.46%
3M Co. 2.25% 2023	14,166	14,195
3M Co. 3.25% 2024	12,872	13,451
3M Co. 3.375% 2029	5,350	5,642
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,017
Airbus Group SE 2.70% 20234	985	997
Avolon Holdings Funding Ltd. 3.625% 20224	4,500	4,567
Avolon Holdings Funding Ltd. 3.95% 20244	51,833	53,172
Beacon Roofing Supply, Inc. 4.875% 20254	11,000	10,931
Boeing Co. 2.80% 2024	3,485	3,546
Boeing Co. 3.10% 2026	26,350	27,188
Boeing Co. 3.20% 2029	16,110	16,632
Boeing Co. 3.60% 2034	6,790	7,094
Boeing Co. 3.90% 2049	5,430	5,723
Bohai Financial Investment Holding Co., Ltd. 5.25% 20224	3,242	3,430
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	13	13
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,810	1,935
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	1,874	1,953
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1,768	1,831
CSX Corp. 3.80% 2028	9,435	10,147
CSX Corp. 4.25% 2029	7,502	8,358
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	888	950
DP World Crescent 4.848% 20284	3,180	3,396
Dun & Bradstreet Corp. 6.875% 20264	5,395	5,719
Dun & Bradstreet Corp. 10.25% 20274	3,535	3,765
ENA Norte Trust 4.95% 20284	2,204	2,281
ENA Norte Trust 4.95% 2028	581	601
ERAC USA Finance Co. 2.70% 20234	23,000	23,047
Euramax International, Inc. 12.00% 20204	2,075	2,106
Fortive Corp. 2.35% 2021	3,550	3,543
GE Capital International Funding Co. 4.418% 2035	4,250	4,198
General Dynamics Corp. 3.375% 2023	6,645	6,942
General Dynamics Corp. 3.50% 2025	8,025	8,553
General Dynamics Corp. 3.75% 2028	7,570	8,289
General Electric Capital Corp. 3.373% 2025	30,200	30,579
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,017
Hardwoods Acquisition Inc. 7.50% 20214	5,780	3,555
Harris Corp. 2.70% 2020	1,530	1,532
Harris Corp. 3.832% 2025	885	931
IHS Markit Ltd. 3.625% 2024	5,925	6,114
IHS Markit Ltd. 4.25% 2029	8,000	8,440

The Bond Fund of America — Page 18 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lima Metro Line 2 Finance Ltd. 5.875% 20344	$3,167	$3,377
Lockheed Martin Corp. 2.50% 2020	2,805	2,817
Lockheed Martin Corp. 4.50% 2036	815	936
Lockheed Martin Corp. 4.70% 2046	5,635	6,864
Mexican Government 5.50% 2046	3,369	3,373
Mexican Government 5.50% 2047	4,544	4,550
Mexican Government 5.50% 20474	1,513	1,515
Northrop Grumman Corp. 2.55% 2022	8,955	9,007
Northrop Grumman Corp. 2.93% 2025	25,040	25,550
Northrop Grumman Corp. 3.25% 2028	6,985	7,173
Parker-Hannifin Corp. 2.70% 2024	2,270	2,305
Parker-Hannifin Corp. 3.25% 2029	5,210	5,413
Parker-Hannifin Corp. 4.00% 2049	600	636
Pisces Parent LLC 8.00% 20264	5,651	5,524
Red de Carreteras de Occidente 9.00% 2028	MXN61,570	3,134
Republic Services, Inc. 5.00% 2020	$200	203
Rockwell Collins, Inc. 2.80% 2022	8,510	8,600
Rockwell Collins, Inc. 3.20% 2024	9,105	9,377
Roper Technologies, Inc. 2.80% 2021	860	866
Siemens AG 1.70% 20214	13,500	13,326
Siemens AG 2.70% 20224	29,620	29,933
Siemens AG 2.90% 20224	5,000	5,084
Siemens AG 2.35% 20264	6,430	6,283
Thomson Reuters Corp. 4.30% 2023	9,425	10,032
Thomson Reuters Corp. 5.65% 2043	1,905	2,147
Uber Technologies, Inc. 7.50% 20234	5,200	5,525
Uber Technologies, Inc. 8.00% 20264	4,200	4,484
Union Pacific Corp. 3.15% 2024	5,705	5,884
Union Pacific Corp. 3.95% 2028	9,350	10,244
Union Pacific Corp. 3.70% 2029	18,955	20,363
Union Pacific Corp. 4.50% 2048	860	977
Union Pacific Corp. 4.30% 2049	4,550	5,041
United Rentals, Inc. 5.25% 2030	18,500	19,055
United Technologies Corp. 3.65% 2023	18,000	18,856
United Technologies Corp. 3.95% 2025	17,415	18,787
United Technologies Corp. 4.125% 2028	5,520	6,066
United Technologies Corp. 4.625% 2048	2,245	2,620
Vinci SA 3.75% 20294	7,514	8,077
Waste Management, Inc. 2.95% 2024	10,045	10,335
Westinghouse Air Brake Technologies Corp. 4.40% 20245	31,544	33,403
		657,122
Communication services 1.03%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,291
AT&T Inc. 4.35% 2029	$18,600	19,971
AT&T Inc. 4.35% 2045	6,050	6,032
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	303
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,844
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	4,100	4,255
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	6,035
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	9,701
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	4,000	4,410
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,075
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	19,700	20,762

The Bond Fund of America — Page 19 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	$23,463	$25,976
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	15,849	16,122
Comcast Corp. 3.95% 2025	10,500	11,331
Comcast Corp. 3.30% 2027	5,075	5,283
Comcast Corp. 3.15% 2028	8,550	8,780
Comcast Corp. 4.15% 2028	14,540	16,040
Comcast Corp. 4.60% 2038	2,500	2,865
Comcast Corp. 4.00% 2047	2,330	2,466
Comcast Corp. 4.00% 2048	1,580	1,672
Comcast Corp. 4.70% 2048	7,495	8,796
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.91% 20228,10	1,063	1,059
Deutsche Telekom International Finance BV 1.95% 20214	7,000	6,927
Deutsche Telekom International Finance BV 2.82% 20224	2,150	2,170
Deutsche Telekom International Finance BV 4.375% 20284	6,975	7,603
Digicel Group Ltd. 6.00% 20214	765	585
Discovery Communications, Inc. 2.20% 2019	19,375	19,349
Discovery Communications, Inc. 2.95% 2023	5,580	5,633
Discovery Communications, Inc. 5.30% 2049	2,500	2,690
Fox Corp. 4.03% 20244	4,985	5,303
Fox Corp. 4.709% 20294	10,420	11,634
Fox Corp. 5.576% 20494	15,270	18,640
France Télécom 9.00% 20315	2,300	3,514
Frontier Communications Corp. 8.00% 20274	6,660	6,943
Grupo Televisa, SAB 6.625% 2040	5,200	6,251
Grupo Televisa, SAB 7.25% 2043	MXN25,290	935
Inmarsat PLC 6.50% 20244	$8,500	8,914
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.36% 2020 (100% PIK)8,9,10	2,151	1,592
NBCUniversal Enterprise, Inc. 5.25% 20494	29,045	29,752
Netflix, Inc. 5.875% 2028	22,750	25,244
Netflix, Inc. 5.375% 20294	6,440	6,857
Sirius XM Radio Inc. 5.50% 20294	4,355	4,476
SoftBank Group Corp. 3.36% 20234	12,909	12,942
Sprint Corp. 6.875% 2028	5,200	5,395
Tencent Holdings Ltd. 3.28% 20244	23,000	23,499
Tencent Holdings Ltd. 3.595% 2028	5,000	5,108
Tencent Holdings Ltd. 3.975% 20294	8,000	8,365
Verizon Communications Inc. 4.40% 2034	10,000	11,095
Vodafone Group PLC 4.375% 2028	5,050	5,459
Vodafone Group PLC 5.25% 2048	23,515	26,038
Vodafone Group PLC 4.875% 2049	2,700	2,843
WPP Finance 2010 3.75% 2024	1,000	1,035
		461,860
Real estate 0.83%
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,315	5,318
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,295
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,543
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,126
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,455	1,602
American Campus Communities, Inc. 3.35% 2020	11,210	11,329
American Campus Communities, Inc. 3.75% 2023	15,160	15,695
American Campus Communities, Inc. 4.125% 2024	11,740	12,389
American Campus Communities, Inc. 3.30% 2026	17,950	18,122

The Bond Fund of America — Page 20 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.625% 2027	$20,865	$21,293
Essex Portfolio LP 3.625% 2022	4,370	4,502
Essex Portfolio LP 3.25% 2023	4,935	5,029
Essex Portfolio LP 3.875% 2024	5,500	5,768
Essex Portfolio LP 3.50% 2025	4,800	4,959
Essex Portfolio LP 3.375% 2026	1,070	1,094
Essex Portfolio LP 4.00% 2029	1,960	2,089
HCP, Inc. 3.25% 2026	2,750	2,763
Hospitality Properties Trust 4.25% 2021	20,250	20,477
Hospitality Properties Trust 5.00% 2022	14,650	15,364
Hospitality Properties Trust 4.50% 2023	9,680	10,027
Hospitality Properties Trust 4.50% 2025	6,875	6,876
Hospitality Properties Trust 3.95% 2028	100	94
Howard Hughes Corp. 5.375% 20254	6,200	6,437
Iron Mountain Inc. 4.875% 20274	2,410	2,401
Iron Mountain Inc. 5.25% 20284	17,145	17,252
iStar Inc. 4.625% 2020	2,690	2,720
Kimco Realty Corp. 3.40% 2022	14,595	15,014
Kimco Realty Corp. 3.125% 2023	3,175	3,230
Kimco Realty Corp. 2.70% 2024	16,980	16,948
Kimco Realty Corp. 3.30% 2025	5,000	5,092
Kimco Realty Corp. 4.125% 2046	3,110	3,091
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,182
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,810
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,136
Scentre Group 2.375% 20194	910	909
Scentre Group 2.375% 20214	11,410	11,373
Scentre Group 3.25% 20254	10,655	10,749
Scentre Group 3.50% 20254	7,550	7,722
WEA Finance LLC 2.70% 20194	4,800	4,800
WEA Finance LLC 3.25% 20204	11,935	12,049
WEA Finance LLC 3.75% 20244	2,480	2,595
Westfield Corp. Ltd. 3.15% 20224	32,440	32,979
Westfield Corp. Ltd. 3.50% 20294	35,200	35,565
		370,808
Materials 0.55%
Berry Global Escrow Corp. 4.875% 20264	8,980	9,193
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)4,5	6,440	6,715
CF Industries, Inc. 5.375% 2044	3,500	3,300
Chevron Phillips Chemical Co. LLC 3.30% 20234	9,250	9,449
Chevron Phillips Chemical Co. LLC 3.70% 20284	3,000	3,143
Consolidated Energy Finance SA 6.50% 20264	7,960	7,940
CRH America, Inc. 3.875% 20254	2,000	2,092
CRH America, Inc. 5.125% 20454	2,000	2,144
Dow Chemical Co. 4.125% 2021	2,500	2,587
Dow Chemical Co. 3.15% 20244	1,645	1,678
Dow Chemical Co. 3.625% 20264	11,168	11,584
Dow Chemical Co. 4.80% 20284	2,500	2,810
Dow Chemical Co. 4.625% 2044	1,100	1,133
Dow Chemical Co. 5.55% 20484	8,600	10,238
Dow Chemical Co. 4.80% 20494	9,825	10,599
DowDuPont Inc. 4.205% 2023	3,750	4,016

The Bond Fund of America — Page 21 of 47

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
DowDuPont Inc. 4.493% 2025	$6,210	$6,873
DowDuPont Inc. 4.725% 2028	1,000	1,131
DowDuPont Inc. 5.419% 2048	15,809	19,246
First Quantum Minerals Ltd. 6.50% 20244	11,500	10,796
First Quantum Minerals Ltd. 7.50% 20254	3,000	2,869
First Quantum Minerals Ltd. 6.875% 20264	3,600	3,353
Glencore Funding LLC 4.125% 20244	37,500	38,943
Hexion Inc. 10.375% 20224	5,000	3,837
Hexion Inc. 7.875% 20274	4,660	4,695
Holcim Ltd. 5.15% 20234	3,515	3,771
LSB Industries, Inc. 9.625% 20234	4,025	4,116
LyondellBasell Industries NV 6.00% 2021	900	965
Mosaic Co. 4.05% 2027	1,500	1,551
Nova Chemicals Corp. 5.25% 20274	7,500	8,006
Nutrien Ltd. 4.20% 2029	500	540
Nutrien Ltd. 5.00% 2049	9,100	10,335
Praxair, Inc. 3.00% 2021	1,500	1,526
Sherwin-Williams Co. 2.75% 2022	4,350	4,395
Sherwin-Williams Co. 3.125% 2024	6,500	6,613
Sherwin-Williams Co. 3.45% 2027	2,612	2,689
Sherwin-Williams Co. 4.50% 2047	6,201	6,617
Tronox Ltd. 6.50% 20264	3,900	3,874
Warrior Met Coal, Inc. 8.00% 20244	1,865	1,945
Westlake Chemical Corp. 5.00% 2046	7,090	7,355
Westlake Chemical Corp. 4.375% 2047	3,435	3,239
		247,901
Total corporate bonds & notes		12,645,250
Mortgage-backed obligations 21.10% Federal agency mortgage-backed obligations 20.45%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20484,8,12	2,761	2,831
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20484,8,12	4,114	4,159
Fannie Mae 7.00% 203612	130	136
Fannie Mae 8.00% 203612	175	199
Fannie Mae 6.00% 203712	4	4
Fannie Mae 7.00% 203712	158	169
Fannie Mae 7.00% 203712	109	116
Fannie Mae 7.00% 203712	89	92
Fannie Mae 7.50% 203712	108	114
Fannie Mae 7.50% 203712	60	62
Fannie Mae 7.50% 203712	48	54
Fannie Mae 4.50% 204612	1,330	1,373
Fannie Mae 4.50% 204612	847	875
Fannie Mae 4.50% 204712	3,382	3,491
Fannie Mae 7.00% 204712	12	14
Fannie Mae 3.50% 205712	13,101	13,458
Fannie Mae Pool #MA0235 4.00% 201912	142	148
Fannie Mae Pool #MA0203 4.00% 201912	22	23
Fannie Mae Pool #AD8336 4.00% 202012	88	91
Fannie Mae Pool #MA3892 3.00% 202112	452	461
Fannie Mae Pool #MA0687 3.00% 202112	12	13
Fannie Mae Pool #MA0688 4.00% 202112	173	179
Fannie Mae Pool #993733 5.50% 202312	2,076	2,155

The Bond Fund of America — Page 22 of 47

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #976945 5.50% 202312	$12	$12
Fannie Mae Pool #976948 6.00% 202312	60	62
Fannie Mae Pool #AL5251 3.00% 202412	563	574
Fannie Mae Pool #MA1892 3.00% 202412	70	72
Fannie Mae Pool #AS3803 3.00% 202412	24	24
Fannie Mae Pool #310116 4.00% 202412	476	495
Fannie Mae Pool #BM5505 4.00% 202412	377	391
Fannie Mae Pool #BM4112 4.00% 202412	154	160
Fannie Mae Pool #932119 4.50% 202412	1,767	1,824
Fannie Mae Pool #AE1595 4.00% 202512	831	872
Fannie Mae Pool #AE0988 4.00% 202512	718	745
Fannie Mae Pool #AD3659 4.00% 202512	238	248
Fannie Mae Pool #AD1069 4.00% 202512	131	138
Fannie Mae Pool #AD6392 4.50% 202512	1,888	1,982
Fannie Mae Pool #AD3149 4.50% 202512	1,065	1,118
Fannie Mae Pool #AD5692 4.50% 202512	954	1,002
Fannie Mae Pool #AB1068 4.50% 202512	8	8
Fannie Mae Pool #AJ5476 3.00% 202612	296	303
Fannie Mae Pool #AH2358 4.00% 202612	835	869
Fannie Mae Pool #AI4852 4.00% 202612	821	859
Fannie Mae Pool #AI2095 4.00% 202612	94	98
Fannie Mae Pool #AH2720 4.00% 202612	66	68
Fannie Mae Pool #AB5095 3.00% 202712	69	71
Fannie Mae Pool #BM4533 4.00% 202712	2,881	2,998
Fannie Mae Pool #AL5762 4.00% 202812	66	69
Fannie Mae Pool #AS3604 3.00% 202912	148	151
Fannie Mae Pool #AL6204 4.00% 202912	463	482
Fannie Mae Pool #AL7970 4.00% 202912	76	79
Fannie Mae Pool #AY2722 4.00% 203012	46	48
Fannie Mae Pool #CA3178 3.00% 203112	1,480	1,513
Fannie Mae Pool #890710 3.00% 203112	31	32
Fannie Mae Pool #BH7659 3.00% 203212	20,849	21,316
Fannie Mae Pool #CA3274 3.00% 203212	994	1,016
Fannie Mae Pool #BE3641 3.00% 203212	32	33
Fannie Mae Pool #BK1209 3.00% 203312	7,954	8,114
Fannie Mae Pool #BK5000 3.00% 203312	4,362	4,450
Fannie Mae Pool #BK9672 3.00% 203312	3,555	3,627
Fannie Mae Pool #BK9612 3.00% 203312	3,298	3,364
Fannie Mae Pool #BK9689 3.00% 203312	3,097	3,159
Fannie Mae Pool #BK9638 3.00% 203312	3,020	3,081
Fannie Mae Pool #BK5029 3.00% 203312	2,777	2,833
Fannie Mae Pool #BK9631 3.00% 203312	2,731	2,786
Fannie Mae Pool #BK7420 3.00% 203312	2,691	2,745
Fannie Mae Pool #BK9664 3.00% 203312	2,655	2,708
Fannie Mae Pool #BK5039 3.00% 203312	2,635	2,688
Fannie Mae Pool #BK9676 3.00% 203312	2,584	2,635
Fannie Mae Pool #BK7419 3.00% 203312	2,434	2,483
Fannie Mae Pool #BK7375 3.00% 203312	2,325	2,372
Fannie Mae Pool #BK7405 3.00% 203312	2,188	2,232
Fannie Mae Pool #BK9683 3.00% 203312	2,107	2,149
Fannie Mae Pool #MA3409 3.00% 203312	2,005	2,045
Fannie Mae Pool #BH9235 3.00% 203312	1,892	1,932
Fannie Mae Pool #MA3437 3.00% 203312	1,235	1,260
Fannie Mae Pool #BK7442 3.00% 203312	1,020	1,041

The Bond Fund of America — Page 23 of 47

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK7376 3.00% 203312	$1,014	$1,035
Fannie Mae Pool #BK9658 3.00% 203312	990	1,010
Fannie Mae Pool #BK1112 3.00% 203312	977	997
Fannie Mae Pool #BK9647 3.00% 203312	938	956
Fannie Mae Pool #BJ4890 3.00% 203312	903	923
Fannie Mae Pool #BN3184 3.00% 203312	891	911
Fannie Mae Pool #BK9606 3.00% 203312	887	905
Fannie Mae Pool #BK9680 3.00% 203312	859	876
Fannie Mae Pool #BK5161 3.00% 203312	857	874
Fannie Mae Pool #BJ4685 3.00% 203312	810	826
Fannie Mae Pool #BK7456 3.00% 203312	777	792
Fannie Mae Pool #MA3461 3.00% 203312	757	772
Fannie Mae Pool #BK5013 3.00% 203312	723	738
Fannie Mae Pool #BK9653 3.00% 203312	721	736
Fannie Mae Pool #BK7465 3.00% 203312	719	733
Fannie Mae Pool #BK7453 3.00% 203312	715	730
Fannie Mae Pool #MA3247 3.00% 203312	684	697
Fannie Mae Pool #BK7431 3.00% 203312	672	685
Fannie Mae Pool #BK7446 3.00% 203312	635	647
Fannie Mae Pool #MA3516 3.00% 203312	614	627
Fannie Mae Pool #BM5111 3.00% 203312	595	609
Fannie Mae Pool #BK6720 3.00% 203312	574	586
Fannie Mae Pool #BK5466 3.00% 203312	570	582
Fannie Mae Pool #BJ4856 3.00% 203312	543	555
Fannie Mae Pool #BJ5705 3.00% 203312	464	473
Fannie Mae Pool #BK7123 3.00% 203312	442	451
Fannie Mae Pool #MA3283 3.00% 203312	405	414
Fannie Mae Pool #MA3339 3.00% 203312	379	387
Fannie Mae Pool #BK9015 3.00% 203312	326	333
Fannie Mae Pool #BK7452 3.00% 203312	281	287
Fannie Mae Pool #BK9656 3.00% 203312	272	278
Fannie Mae Pool #BK4146 3.00% 203312	170	173
Fannie Mae Pool #BK5472 3.00% 203312	38	39
Fannie Mae Pool #CA2106 3.50% 203312	469	487
Fannie Mae Pool #MA3518 4.00% 203312	96	100
Fannie Mae Pool #MA3631 3.00% 203412	2,687	2,741
Fannie Mae Pool #BN3435 3.00% 203412	2,675	2,729
Fannie Mae Pool #BN4889 3.00% 203412	2,239	2,284
Fannie Mae Pool #BN4258 3.00% 203412	1,864	1,902
Fannie Mae Pool #BN3424 3.00% 203412	1,607	1,640
Fannie Mae Pool #BK9093 3.00% 203412	914	932
Fannie Mae Pool #BN7542 3.00% 203412	909	927
Fannie Mae Pool #BJ7631 3.00% 203412	817	834
Fannie Mae Pool #MA3657 3.00% 203412	436	445
Fannie Mae Pool #BN8602 3.00% 203412	414	422
Fannie Mae Pool #BN7354 3.00% 203412	408	416
Fannie Mae Pool #BN6313 3.00% 203412	381	388
Fannie Mae Pool #BN9743 3.00% 203412	380	387
Fannie Mae Pool #AS8355 3.00% 203612	23,955	24,394
Fannie Mae Pool #AS8554 3.00% 203612	2,782	2,832
Fannie Mae Pool #MA2746 4.00% 203612	5,183	5,425
Fannie Mae Pool #MA2588 4.00% 203612	4,021	4,236
Fannie Mae Pool #MA2787 4.00% 203612	2,635	2,758
Fannie Mae Pool #MA2717 4.00% 203612	2,503	2,620

The Bond Fund of America — Page 24 of 47

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS6870 4.00% 203612	$1,135	$1,188
Fannie Mae Pool #MA2897 3.00% 203712	52,854	53,821
Fannie Mae Pool #MA2866 3.00% 203712	30,192	30,744
Fannie Mae Pool #924866 4.265% 20378,12	30	31
Fannie Mae Pool #945680 6.00% 203712	40	46
Fannie Mae Pool #954936 7.00% 203712	41	44
Fannie Mae Pool #889982 5.50% 203812	40	44
Fannie Mae Pool #988588 5.50% 203812	6	7
Fannie Mae Pool #AC2641 4.50% 203912	7,286	7,824
Fannie Mae Pool #AE7567 4.00% 204012	5,700	6,013
Fannie Mae Pool #AE1761 4.00% 204012	5,316	5,607
Fannie Mae Pool #AH0007 4.00% 204012	5,114	5,395
Fannie Mae Pool #AH0539 4.00% 204012	1,055	1,113
Fannie Mae Pool #AE8073 4.00% 204012	854	902
Fannie Mae Pool #AD8522 4.00% 204012	284	300
Fannie Mae Pool #AE5471 4.50% 204012	1,553	1,669
Fannie Mae Pool #AB1297 5.00% 204012	634	694
Fannie Mae Pool #AJ7471 4.00% 204112	1,612	1,700
Fannie Mae Pool #AB4050 4.00% 204112	1,448	1,534
Fannie Mae Pool #AI5172 4.00% 204112	1,232	1,300
Fannie Mae Pool #AJ4189 4.00% 204112	867	919
Fannie Mae Pool #AJ4154 4.00% 204112	819	868
Fannie Mae Pool #AJ0257 4.00% 204112	349	368
Fannie Mae Pool #AL0658 4.50% 204112	1,705	1,832
Fannie Mae Pool #AH6099 5.00% 204112	3,404	3,700
Fannie Mae Pool #AI1862 5.00% 204112	2,792	3,075
Fannie Mae Pool #AI3510 5.00% 204112	1,868	2,057
Fannie Mae Pool #AJ0704 5.00% 204112	1,488	1,639
Fannie Mae Pool #AJ5391 5.00% 204112	982	1,081
Fannie Mae Pool #AH9479 5.00% 204112	105	113
Fannie Mae Pool #AH8144 5.00% 204112	99	107
Fannie Mae Pool #AX3703 4.00% 204212	9,047	9,542
Fannie Mae Pool #AK6740 4.00% 204212	8,171	8,649
Fannie Mae Pool #AL2745 4.00% 204212	7,004	7,423
Fannie Mae Pool #890407 4.00% 204212	2,340	2,475
Fannie Mae Pool #AK4949 4.00% 204212	651	686
Fannie Mae Pool #AV0786 4.00% 204312	6,707	7,099
Fannie Mae Pool #AT2683 4.00% 204312	6,398	6,738
Fannie Mae Pool #AL8421 3.50% 204412	35,151	36,491
Fannie Mae Pool #AX0817 4.00% 204412	637	661
Fannie Mae Pool #AZ7366 4.00% 204512	47,571	50,354
Fannie Mae Pool #AL7701 4.00% 204512	12,197	12,850
Fannie Mae Pool #AS6348 4.00% 204512	7,855	8,314
Fannie Mae Pool #BC4764 3.00% 204612	7,153	7,245
Fannie Mae Pool #MA2833 3.00% 204612	117	119
Fannie Mae Pool #BC9077 3.50% 204612	40,337	41,688
Fannie Mae Pool #BD9236 3.50% 204612	885	912
Fannie Mae Pool #AL8522 3.50% 204612	73	76
Fannie Mae Pool #AL8387 4.00% 204612	39,689	41,521
Fannie Mae Pool #AS6839 4.00% 204612	17,289	18,215
Fannie Mae Pool #BC1352 4.00% 204612	4,971	5,201
Fannie Mae Pool #BD1968 4.00% 204612	126	132
Fannie Mae Pool #BC8647 4.50% 204612	1,900	2,004
Fannie Mae Pool #BD1550 4.50% 204612	849	897

The Bond Fund of America — Page 25 of 47

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BD9248 4.50% 204612	$766	$804
Fannie Mae Pool #BD7529 4.50% 204612	657	696
Fannie Mae Pool #BD7600 4.50% 204612	647	677
Fannie Mae Pool #MA3147 3.00% 204712	16,624	16,786
Fannie Mae Pool #CA0377 3.00% 204712	3,489	3,527
Fannie Mae Pool #MA3210 3.50% 204712	107,054	110,277
Fannie Mae Pool #BD2440 3.50% 204712	6,399	6,588
Fannie Mae Pool #BJ2524 3.50% 204712	1,763	1,816
Fannie Mae Pool #CA0770 3.50% 204712	721	741
Fannie Mae Pool #BJ1910 3.50% 204712	368	379
Fannie Mae Pool #CA0133 4.00% 204712	26,006	27,131
Fannie Mae Pool #MA3211 4.00% 204712	17,881	18,613
Fannie Mae Pool #BD3554 4.00% 204712	4,319	4,504
Fannie Mae Pool #BH2597 4.00% 204712	2,448	2,553
Fannie Mae Pool #BH2087 4.00% 204712	1,816	1,896
Fannie Mae Pool #AS9973 4.00% 204712	1,216	1,269
Fannie Mae Pool #BJ1850 4.00% 204712	1,001	1,043
Fannie Mae Pool #BH6574 4.00% 204712	849	887
Fannie Mae Pool #BH0876 4.50% 204712	7,272	7,660
Fannie Mae Pool #BJ3525 4.50% 204712	6,096	6,416
Fannie Mae Pool #BJ3558 4.50% 204712	3,876	4,079
Fannie Mae Pool #BJ3581 4.50% 204712	2,340	2,454
Fannie Mae Pool #257063 7.00% 204712	49	55
Fannie Mae Pool #CA2690 3.00% 204812	14,768	14,927
Fannie Mae Pool #BJ7445 3.00% 204812	842	850
Fannie Mae Pool #CA1532 3.50% 204812	22,546	23,151
Fannie Mae Pool #CA2452 3.50% 204812	16,424	16,834
Fannie Mae Pool #BJ3790 3.50% 204812	5,807	5,975
Fannie Mae Pool #MA3356 3.50% 204812	1,882	1,934
Fannie Mae Pool #BJ4154 3.50% 204812	434	446
Fannie Mae Pool #BK1000 3.50% 204812	413	423
Fannie Mae Pool #MA3443 4.00% 204812	62,006	64,087
Fannie Mae Pool #MA3495 4.00% 204812	33,221	34,336
Fannie Mae Pool #CA3081 4.00% 204812	22,843	23,634
Fannie Mae Pool #MA3415 4.00% 204812	6,762	7,004
Fannie Mae Pool #BK8819 4.00% 204812	5,864	6,069
Fannie Mae Pool #BN2541 4.00% 204812	5,595	5,805
Fannie Mae Pool #BK7274 4.00% 204812	3,286	3,412
Fannie Mae Pool #BK0920 4.00% 204812	1,606	1,669
Fannie Mae Pool #CA3180 4.00% 204812	987	1,020
Fannie Mae Pool #BN0632 4.00% 204812	964	1,000
Fannie Mae Pool #MA3467 4.00% 204812	728	753
Fannie Mae Pool #BM2007 4.00% 204812	619	642
Fannie Mae Pool #MA3536 4.00% 204812	45	47
Fannie Mae Pool #CA2057 4.50% 204812	226,309	237,996
Fannie Mae Pool #CA1709 4.50% 204812	220,224	231,707
Fannie Mae Pool #CA1563 4.50% 204812	138,610	145,873
Fannie Mae Pool #CA2055 4.50% 204812	22,197	23,337
Fannie Mae Pool #CA1389 4.50% 204812	18,542	19,518
Fannie Mae Pool #BK0163 4.50% 204812	7,049	7,413
Fannie Mae Pool #CA3099 4.50% 204812	5,616	5,894
Fannie Mae Pool #BN1576 4.50% 204812	5,600	5,877
Fannie Mae Pool #MA3496 4.50% 204812	5,120	5,350
Fannie Mae Pool #BN0638 4.50% 204812	4,821	5,059

The Bond Fund of America — Page 26 of 47

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2957 4.50% 204812	$4,293	$4,497
Fannie Mae Pool #BN3309 4.50% 204812	1,869	1,955
Fannie Mae Pool #CA2484 4.50% 204812	1,057	1,105
Fannie Mae Pool #BN0877 4.50% 204812	303	317
Fannie Mae Pool #BN2000 4.50% 204812	216	225
Fannie Mae Pool #BN1172 4.50% 204812	159	167
Fannie Mae Pool #MA3537 4.50% 204812	148	155
Fannie Mae Pool #CA2642 4.50% 204812	121	127
Fannie Mae Pool #CA2166 4.50% 204812	63	67
Fannie Mae Pool #MA3385 4.50% 204812	42	44
Fannie Mae Pool #CA1574 5.00% 204812	23,493	24,957
Fannie Mae Pool #MA3685 3.00% 204912	75,489	76,171
Fannie Mae Pool #MA3670 3.00% 204912	26,417	26,655
Fannie Mae Pool #BM5793 3.00% 204912	11,703	11,808
Fannie Mae Pool #BN6649 3.00% 204912	5,983	6,037
Fannie Mae Pool #BN8867 3.00% 204912	3,990	4,026
Fannie Mae Pool #BO0348 3.00% 204912	513	517
Fannie Mae Pool #CA3309 3.50% 204912	46,521	47,644
Fannie Mae Pool #MA3692 3.50% 204912	42,362	43,367
Fannie Mae Pool #MA3639 4.50% 204912	102,787	107,411
Fannie Mae Pool #CA2963 4.50% 204912	22,856	23,883
Fannie Mae Pool #BN5444 4.50% 204912	4,861	5,099
Fannie Mae Pool #BJ7731 4.50% 204912	839	880
Fannie Mae Pool #CA3228 4.50% 204912	823	860
Fannie Mae Pool #MA3616 4.50% 204912	242	253
Fannie Mae Pool #MA3630 5.00% 204912	34,450	36,545
Fannie Mae, Series 2001-4, Class NA, 9.04% 20258,12	5	5
Fannie Mae, Series 2001-4, Class GA, 9.179% 20258,12	6	7
Fannie Mae, Series 1998-W5, Class B3, 6.50% 20284,12	500	501
Fannie Mae, Series 2002-W7, Class A5, 7.50% 202912	94	112
Fannie Mae, Series 2001-25, Class ZA, 6.50% 203112	883	953
Fannie Mae, Series 2001-20, Class E, 9.50% 20318,12	1	1
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204112	1,564	1,812
Fannie Mae, Series 2001-50, Class BA, 7.00% 204112	296	335
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204112	763	898
Fannie Mae, Series 2002-W1, Class 2A, 5.731% 20428,12	1,170	1,273
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.567% 20268,12	10	10
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 20278,12	3,700	3,859
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.184% 20278,12	5,000	5,230
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 203612	826	747
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 203612	842	741
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 203612	279	249
Freddie Mac 4.50% 203012	644	686
Freddie Mac 5.50% 203312	5	5
Freddie Mac 4.00% 203612	30,589	32,243
Freddie Mac 4.00% 203612	7,633	8,046
Freddie Mac 4.00% 203612	2,821	2,974
Freddie Mac 4.00% 203612	2,780	2,912
Freddie Mac 4.00% 203612	1,101	1,154
Freddie Mac 3.00% 203712	1,454	1,481
Freddie Mac 4.00% 203712	9,251	9,656
Freddie Mac 4.50% 203712	2,921	3,138
Freddie Mac 5.50% 203712	24	27
Freddie Mac 5.50% 203712	6	6

The Bond Fund of America — Page 27 of 47

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 7.00% 203712	$95	$98
Freddie Mac 7.50% 203712	107	120
Freddie Mac 5.50% 203812	804	873
Freddie Mac 5.50% 203812	310	344
Freddie Mac 5.50% 203812	133	146
Freddie Mac 5.50% 203812	83	90
Freddie Mac 5.50% 203812	4	5
Freddie Mac 3.50% 203912	100,986	104,068
Freddie Mac 3.50% 203912	47,176	48,515
Freddie Mac 3.50% 203912	5,330	5,492
Freddie Mac 4.50% 203912	770	828
Freddie Mac 5.00% 203912	5,759	6,262
Freddie Mac 5.50% 203912	1,910	2,080
Freddie Mac 4.50% 204012	13,984	15,034
Freddie Mac 4.50% 204012	16	17
Freddie Mac 5.50% 204012	31	34
Freddie Mac 4.50% 204112	5,931	6,377
Freddie Mac 4.50% 204112	1,496	1,608
Freddie Mac 4.50% 204112	824	886
Freddie Mac 4.50% 204112	321	346
Freddie Mac 4.50% 204112	14	15
Freddie Mac 5.00% 204112	4,553	4,953
Freddie Mac 5.00% 204112	1,881	2,046
Freddie Mac 5.50% 204112	37	41
Freddie Mac 4.00% 204212	5,939	6,269
Freddie Mac 4.00% 204312	11,384	12,058
Freddie Mac 3.50% 204512	1,274	1,331
Freddie Mac 4.00% 204512	2,097	2,195
Freddie Mac 3.00% 204612	197,727	201,952
Freddie Mac 3.50% 204612	756	768
Freddie Mac 4.00% 204612	7,270	7,612
Freddie Mac 4.00% 204612	2,900	3,036
Freddie Mac 4.00% 204612	690	721
Freddie Mac 4.50% 204612	1,907	2,011
Freddie Mac 4.50% 204612	901	964
Freddie Mac 4.50% 204612	877	937
Freddie Mac 4.50% 204612	669	713
Freddie Mac 4.50% 204612	569	601
Freddie Mac 3.50% 204712	73,935	76,185
Freddie Mac 3.50% 204712	40,370	41,581
Freddie Mac 3.50% 204712	27,203	28,007
Freddie Mac 3.50% 204712	22,436	23,133
Freddie Mac 3.50% 204712	7,856	8,100
Freddie Mac 4.00% 204712	16,927	17,677
Freddie Mac 4.00% 204712	15,740	16,395
Freddie Mac 4.00% 204712	5,662	5,915
Freddie Mac 4.00% 204712	1,697	1,771
Freddie Mac 4.00% 204712	791	843
Freddie Mac 4.00% 204712	612	638
Freddie Mac 4.50% 204712	6,007	6,320
Freddie Mac 4.50% 204712	4,309	4,534
Freddie Mac 4.50% 204712	3,488	3,669
Freddie Mac 4.50% 204712	2,929	3,084
Freddie Mac 6.50% 204712	195	209

The Bond Fund of America — Page 28 of 47

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 204812	$77,276	$79,755
Freddie Mac 3.50% 204812	61,216	63,547
Freddie Mac 3.50% 204812	442	457
Freddie Mac 4.00% 204812	107,153	110,927
Freddie Mac 4.00% 204812	45,851	47,512
Freddie Mac 4.00% 204812	18,156	18,956
Freddie Mac 4.00% 204812	12,004	12,468
Freddie Mac 4.00% 204812	9,396	9,758
Freddie Mac 4.00% 204812	5,955	6,189
Freddie Mac 4.00% 204812	1,923	1,990
Freddie Mac 5.00% 204812	1,155	1,224
Freddie Mac 5.00% 204812	240	254
Freddie Mac 5.00% 204812	183	194
Freddie Mac 5.00% 204812	73	77
Freddie Mac Pool #ZK3848 3.00% 202712	157	160
Freddie Mac Pool #G15732 3.00% 203012	14,418	14,768
Freddie Mac Pool #G18652 3.00% 203212	28,508	29,160
Freddie Mac Pool #G18655 3.00% 203212	17,696	18,101
Freddie Mac Pool #ZT0716 3.00% 203312	34,967	35,673
Freddie Mac Pool #ZS8715 3.00% 203312	16,335	16,663
Freddie Mac Pool #ZT1931 3.00% 203312	251	257
Freddie Mac Pool #ZT2019 3.00% 203412	1,859	1,897
Freddie Mac Pool #ZT2091 3.00% 203412	1,660	1,694
Freddie Mac Pool #ZT1731 3.00% 203412	141	143
Freddie Mac Pool #C92056 3.00% 203912	25,950	26,360
Freddie Mac Pool #C92053 3.00% 203912	7,670	7,791
Freddie Mac Pool #760014 3.347% 20458,12	10,229	10,410
Freddie Mac Pool #G60344 4.00% 204512	28,235	29,906
Freddie Mac Pool #G08791 3.00% 204712	21,743	21,951
Freddie Mac Pool #760015 3.17% 20478,12	8,789	8,888
Freddie Mac Pool #V84817 3.50% 204712	335	343
Freddie Mac Pool #G08799 3.00% 204812	40,413	40,800
Freddie Mac Pool #V84872 3.50% 204812	1,995	2,045
Freddie Mac Pool #Q59000 4.00% 204812	40,628	42,203
Freddie Mac Pool #G08854 5.00% 204812	893	947
Freddie Mac Pool #V85471 3.50% 204912	46,597	47,751
Freddie Mac Pool #V85284 3.50% 204912	6,635	6,800
Freddie Mac, Series 2890, Class KT, 4.50% 201912	1	2
Freddie Mac, Series 2122, Class QM, 6.25% 202912	542	588
Freddie Mac, Series 3257, Class PA, 5.50% 203612	5,060	5,763
Freddie Mac, Series 3286, Class JN, 5.50% 203712	3,897	4,221
Freddie Mac, Series 3318, Class JT, 5.50% 203712	2,196	2,409
Freddie Mac, Series 4582, Class GA, 3.75% 20528,12	9,378	9,678
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 202312	3,435	3,465
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202612	5,065	5,331
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20278,12	5,940	6,329
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 20288,12	20,285	22,123
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 202812	30,050	33,260
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 202812	4,000	4,430
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202812	23,705	26,367
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 20288,12	16,645	18,556
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 202912	5,000	5,390
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 202912	4,060	4,421
Freddie Mac, Series 3156, Class PO, principal only, 0% 203612	1,952	1,728

The Bond Fund of America — Page 29 of 47

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3147, Class OD, principal only, 0% 203612	$560	$503
Freddie Mac, Series 3136, Class OP, principal only, 0% 203612	551	498
Freddie Mac, Series 3149, Class MO, principal only, 0% 203612	439	409
Freddie Mac, Series 3149, Class AO, principal only, 0% 203612	335	303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 205612	61,758	62,715
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 205612	22,044	22,595
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205612	60,347	60,488
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20568,12	52,676	53,445
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 205612	6,000	6,116
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20578,12	17,395	17,800
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 205712	86,129	87,750
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205712	13,743	14,032
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 205712	12,925	13,585
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 205812	30,629	31,809
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 202812	62,744	65,401
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 202912	28,425	29,295
Government National Mortgage Assn. 2.50% 202812	1,799	1,828
Government National Mortgage Assn. 5.00% 203512	379	398
Government National Mortgage Assn. 6.50% 203812	194	221
Government National Mortgage Assn. 5.00% 203912	555	581
Government National Mortgage Assn. 4.50% 204012	2,278	2,432
Government National Mortgage Assn. 5.50% 204012	3,569	3,807
Government National Mortgage Assn. 4.50% 204112	8,249	8,626
Government National Mortgage Assn. 4.50% 204112	1,048	1,097
Government National Mortgage Assn. 4.50% 204112	490	516
Government National Mortgage Assn. 4.50% 204112	467	491
Government National Mortgage Assn. 5.00% 204112	3,090	3,234
Government National Mortgage Assn. 3.50% 204212	658	670
Government National Mortgage Assn. 3.50% 204312	1,847	1,907
Government National Mortgage Assn. 4.00% 204512	264	279
Government National Mortgage Assn. 3.00% 204712	37,201	38,006
Government National Mortgage Assn. 3.00% 204712	17,653	18,035
Government National Mortgage Assn. 3.50% 204812	16,214	16,755
Government National Mortgage Assn. 3.50% 204812	975	1,008
Government National Mortgage Assn. 3.50% 204812	378	391
Government National Mortgage Assn. 4.00% 204812	31,318	32,602
Government National Mortgage Assn. 3.50% 204912,13	144,137	148,732
Government National Mortgage Assn. 4.50% 204912	161,415	168,834
Government National Mortgage Assn. 4.50% 204912	41,332	43,240
Government National Mortgage Assn. 4.50% 204912,13	2,371	2,472
Government National Mortgage Assn. 4.50% 204912,13	2,369	2,468
Government National Mortgage Assn. 4.50% 204912	535	555
Government National Mortgage Assn. 5.00% 204912	127,198	133,083
Government National Mortgage Assn. 5.00% 204912	77,832	81,723
Government National Mortgage Assn. 5.00% 204912	41,644	43,748
Government National Mortgage Assn. 5.00% 204912	3,457	3,595
Government National Mortgage Assn. 5.00% 204912,13	2,346	2,452
Government National Mortgage Assn. 5.04% 206112	21	22
Government National Mortgage Assn. 5.20% 206412	5	6
Government National Mortgage Assn. 6.64% 206412	5	5
Government National Mortgage Assn. Pool #MA5527 3.50% 204812	15,516	16,034
Government National Mortgage Assn. Pool #MA5263 3.50% 204812	12,370	12,783
Government National Mortgage Assn. Pool #MA5019 3.50% 204812	1,261	1,303
Government National Mortgage Assn. Pool #MA5653 5.00% 204812	60,974	63,795

The Bond Fund of America — Page 30 of 47

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5762 3.50% 204912	$25,593	$26,448
Government National Mortgage Assn. Pool #MA5816 3.50% 204912	24,646	25,469
Government National Mortgage Assn. Pool #MA5876 4.00% 204912	442,282	458,896
Government National Mortgage Assn. Pool #MA5986 4.00% 204912	254,560	265,302
Government National Mortgage Assn. Pool #MA5931 4.00% 204912	32,010	33,331
Government National Mortgage Assn. Pool #MA5987 4.50% 204912	308,789	322,910
Government National Mortgage Assn. Pool #MA5932 4.50% 204912	99,386	104,208
Government National Mortgage Assn. Pool #MA5711 4.50% 204912	78,905	82,585
Government National Mortgage Assn. Pool #MA5877 4.50% 204912	58,452	60,998
Government National Mortgage Assn. Pool #MA5878 5.00% 204912	59,894	62,923
Government National Mortgage Assn. Pool #MA5933 5.00% 204912	40,671	42,806
Government National Mortgage Assn. Pool #MA5988 5.00% 204912	10,519	11,056
Government National Mortgage Assn. Pool #694836 5.645% 205912	1	1
Government National Mortgage Assn. Pool #725879 5.051% 206112	15	15
Government National Mortgage Assn. Pool #725876 5.063% 206112	20	20
Government National Mortgage Assn. Pool #710085 5.119% 206112	152	153
Government National Mortgage Assn. Pool #765136 5.165% 206112	12	12
Government National Mortgage Assn. Pool #AC1008 4.511% 206312	22	22
Government National Mortgage Assn. Pool #AG8238 5.049% 206412	56	57
Government National Mortgage Assn. Pool #AE9612 4.958% 206512	138	140
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.813% 20208,12	362	363
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.881% 20208,12	432	433
Uniform Mortgage-Backed Security 3.00% 203412	548,532	559,206
Uniform Mortgage-Backed Security 3.00% 203412	181,533	185,008
Uniform Mortgage-Backed Security 3.50% 203412	17	18
Uniform Mortgage-Backed Security 4.00% 203412	20,564	21,350
Uniform Mortgage-Backed Security 3.00% 204912	103,367	104,210
Uniform Mortgage-Backed Security 3.00% 204912	24,673	24,855
Uniform Mortgage-Backed Security 3.50% 204912,13	760,114	776,713
Uniform Mortgage-Backed Security 3.50% 204912	193,200	197,471
Uniform Mortgage-Backed Security 4.00% 204912	264,327	273,150
Uniform Mortgage-Backed Security 4.50% 204912	256,251	267,787
Uniform Mortgage-Backed Security 5.00% 204912	146,552	154,900
		9,178,823
Collateralized mortgage-backed obligations (privately originated) 0.51%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,8,12	24,200	24,880
Commercial Mortgage Trust, Series 2012-CR5 Class D, 4.465% 20454,8,12	2,000	2,018
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 20454,8,12	500	509
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.209% 20464,8,12	2,743	2,707
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20464,8,12	170	184
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 4.004% 20244,8,12	65	65
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 203212	243	279
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 203212	85	97
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 203312	1,148	1,237
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 203312	590	650
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 20284,8,12	10,181	10,216
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20694,12	23,502	24,609
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20694,6,12	23,000	23,266
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 4.054% 20248,12	842	846
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.604% 20248,12	5,069	5,151
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.354% 20258,12	4,663	4,710

The Bond Fund of America — Page 31 of 47

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 20484,8,12	$22,215	$22,691
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 3.204% 20524,8,12	8,945	8,967
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 20284,12	9,807	9,801
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20284,8,12	4,947	4,966
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20284,8,12	15,642	15,714
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20694,6,8,12	5,470	5,476
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 20284,8,12	4,442	4,450
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,8,12	5,540	5,759
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20484,8,12	32,803	33,459
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20494,8,12	5,661	5,754
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.824% 20378,12	9,765	8,456
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.004% 20574,8,12	3,731	3,730
		230,647
Commercial mortgage-backed securities 0.14%
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.895% 20478,12	600	635
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 20444,12	9,991	10,330
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.512% 20444,8,12	2,500	2,634
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.907% 20464,8,12	1,600	1,632
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 20434,8,12	4,000	4,139
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.697% 20474,8,12	2,500	2,539
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 204812	3,500	3,650
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.771% 20488,12	600	634
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,12	13,304	14,042
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20408,12	175	175
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 20468,12	1,511	1,553
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.369% 20464,8,12	2,700	2,623
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,12	6,885	7,027
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 20444,12	4,950	5,125
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20474,8,12	1,326	1,355
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 20468,12	2,500	2,581
		60,674
Total mortgage-backed obligations		9,470,144
Asset-backed obligations 3.36%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,12	14,075	14,070
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20214,12	5,445	5,451
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,12	9,175	9,200
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 202112	11,524	11,531
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 202112	820	823
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 202212	5,000	4,995
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 202212	6,030	6,052
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 202212	5,145	5,155
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.602% 20254,8,12	6,802	6,804
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 202212	905	910
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 202412	1,160	1,177
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 202412	1,245	1,271
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 202512	650	662
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 202112	82,037	82,003
Chase Issuance Trust, Series 2012-A4, Class A4, 1.58% 202112	5,000	4,995

The Bond Fund of America — Page 32 of 47

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 202112	$22,205	$22,161
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 202112	33,810	33,764
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 202112	345,946	345,911
Cloud Pass-Through Trust, Series 19-1A, Class CLOU, 3.554% 20224,8,12	26,585	26,938
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 20204,12	28	28
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 20214,12	4,223	4,224
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 20214,12	227	227
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,12	1,727	1,730
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,12	1,797	1,805
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 20224,12	1,836	1,840
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20224,12	6,800	6,803
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 20224,12	1,201	1,205
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 20234,12	1,240	1,247
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 20234,12	2,000	2,021
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20244,12	2,570	2,606
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20254,12	5,325	5,409
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.574% 20358,12	2,047	1,997
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.534% 20378,12	3,178	3,066
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.544% 20378,12	4,778	4,632
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20364,12	337	337
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20214,12	2,288	2,291
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20214,12	934	934
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 202112	894	895
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 202212	9,495	9,503
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 202212	570	571
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20224,12	6,280	6,286
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 202312	3,231	3,233
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 202312	4,660	4,730
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 202412	3,970	3,986
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 202412	134	136
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202512	12,690	12,757
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 202512	8,760	8,929
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 202612	6,030	6,065
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 20214,12	102	102
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 20214,12	10,624	10,628
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20224,12	2,010	2,010
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 20224,12	56	56
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20224,12	4,935	4,952
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 20224,12	8,290	8,323
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 20224,12	415	420
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 20234,12	8,570	8,573
Drivetime Auto Owner Trust, Series 2019-2A Class B, 2.99% 20234,12	3,240	3,266
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20234,12	8,212	8,219
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 20234,12	7,612	7,669
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 20244,12	135	137
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20254,12	5,765	5,825
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20254,12	6,800	6,925
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,12	2,598	2,594
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20204,12	771	771
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20214,12	4,632	4,628
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 20214,12	711	711
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 20214,12	1,135	1,137

The Bond Fund of America — Page 33 of 47

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 20214,12	$980	$982
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20214,12	2,230	2,235
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20214,12	515	518
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20224,12	11,825	11,873
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20224,12	8,154	8,177
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 20234,12	9,875	9,972
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20244,12	7,850	7,982
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20254,12	10,000	10,215
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20214,12	383	383
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 20244,12	1,838	1,852
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31% 20264,12	14,293	14,283
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,12	5,025	5,268
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20304,12	114,460	119,785
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,12	52,195	53,843
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 202112	6,241	6,239
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,12	5,955	6,119
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 202312	2,633	2,664
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 202312	765	772
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 202312	530	534
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 202412	1,815	1,849
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 202412	4,285	4,365
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20224,12	17,000	16,985
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 20224,12	3,500	3,501
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 2.594% 20414,8,12	1,025	984
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 2.594% 20414,8,12	989	980
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20244,12	13,235	13,474
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 3.334% 20358,12	2,277	2,290
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20594,8,12	9,859	9,945
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 20244,12	8,335	8,455
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.712% 20274,8,12	37,000	37,023
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 3.551% 20274,8,12	19,965	19,984
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.534% 20368,12	352	343
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202112	3,027	3,029
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 202112	419	419
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 202112	3,712	3,712
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 202212	1,588	1,588
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 202212	16,545	16,544
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 202212	5,820	5,834
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 202212	3,252	3,255
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 3.18% 202412	4,880	4,925
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.61% 202512	4,975	5,049
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 20224,12	2,750	2,767
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 20234,12	2,800	2,838
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.33% 20238,12	14,745	14,673
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.48% 20238,12	16,660	16,648
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.68% 20238,12	4,002	4,005
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 4.08% 20238,12	13,878	14,042

The Bond Fund of America — Page 34 of 47

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.804% 20258,12	$4,281	$4,159
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 3.104% 20298,12	351	344
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20334,12	1,726	1,731
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.627% 20254,8,12	35,270	35,271
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 202512	11,308	11,557
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,12	2,917	2,955
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,12	1,909	1,937
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,12	5,977	6,116
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20314,12	23,175	23,464
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 202112	25,906	25,926
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 202212	10,000	10,036
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 202312	9,946	10,067
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,12	6,069	6,171
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20214,12	400	401
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20214,12	2,500	2,501
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20214,12	3,000	3,007
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20224,12	8,352	8,353
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 20224,12	4,950	4,965
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.30% 20264,8,12	5,515	5,504
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20214,12	22,713	22,732
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20224,12	2,783	2,784
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20224,12	25,485	25,552
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 20234,12	4,950	4,966
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20244,12	1,040	1,043
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20244,12	3,705	3,718
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 20244,12	400	405
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 3.06% 20254,12	7,010	7,016
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 202312	1,225	1,222
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 202312	10,866	10,871
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 202512	19,195	19,699
		1,507,987
Bonds & notes of governments & government agencies outside the U.S. 2.19%
Angola (Republic of), Northern Lights III BV, Series 2012-1, 7.00% 2019	976	980
Argentine Republic 6.875% 2021	3,075	2,708
Argentine Republic 7.50% 2026	5,625	4,748
Argentine Republic 6.875% 2027	2,200	1,771
Argentine Republic 8.28% 20339	4,984	4,181
Argentine Republic 0% 2035	25,700	977
Argentine Republic 6.875% 2048	13,230	9,840
Banque Centrale de Tunisie 5.625% 2024	€3,000	3,399
Benin (Republic of) 5.75% 2026	1,200	1,395
Brazil (Federative Republic of) 10.00% 2025	BRL19,116	5,628
Brazil (Federative Republic of) 6.00% 20453	54,515	19,154
Buenos Aires (City of) 8.95% 2021	$670	678
Costa Rica (Republic of) 4.25% 2023	2,600	2,571
Costa Rica (Republic of) 7.00% 2044	2,178	2,170
Cote d’Ivoire (Republic of) 6.375% 20284	7,275	7,219
Cote d’Ivoire (Republic of) 5.25% 2030	€950	1,058
Dominican Republic 7.50% 2021	$633	668
Dominican Republic 5.50% 20254	10,380	11,068
Dominican Republic 5.50% 2025	1,640	1,749
Dominican Republic 6.875% 20264	4,300	4,870

The Bond Fund of America — Page 35 of 47

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 6.40% 20494	$1,648	$1,728
Egypt (Arab Republic of) 5.577% 20234	1,690	1,721
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,436
Egypt (Arab Republic of) 6.588% 20284	$1,610	1,628
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,182
Egypt (Arab Republic of) 8.50% 20474	$2,245	2,385
Gabonese Republic 6.375% 2024	2,010	1,997
Greece (Hellenic Republic of) 3.45% 2024	€34,840	43,565
Greece (Hellenic Republic of) 3.375% 2025	8,235	10,283
Greece (Hellenic Republic of) 3.875% 2029	2,875	3,672
Guatemala (Republic of) 4.50% 2026	$1,700	1,722
Guatemala (Republic of) 4.375% 2027	3,975	3,980
Honduras (Republic of) 8.75% 2020	16,097	17,284
Honduras (Republic of) 7.50% 2024	3,330	3,676
Honduras (Republic of) 6.25% 20274	1,400	1,510
India (Republic of) 8.60% 2028	INR1,015,200	16,215
India (Republic of) 7.61% 2030	2,386,030	36,101
India (Republic of) 7.88% 2030	1,667,000	25,617
Indonesia (Republic of) 3.75% 2022	$4,255	4,371
Indonesia (Republic of) 3.375% 2023	9,350	9,528
Iraq (Republic of) 5.80% 2028	5,150	5,084
Italy (Republic of) 2.10% 2026	€56,700	66,288
Italy (Republic of) 2.00% 2028	41,500	48,019
Japan, Series 20, 0.10% 20253	¥8,644,500	82,796
Japan, Series 21, 0.10% 20263	1,524,420	14,681
Japan, Series 22, 0.10% 20273	2,242,328	21,691
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,410
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 3.00% 20208	23,448	23,537
Japan Bank for International Cooperation 3.125% 2021	76,664	78,454
Jordan (Hashemite Kingdom of) 6.125% 20264	2,890	3,004
Jordan (Hashemite Kingdom of) 5.75% 20274	615	624
Kazakhstan (Republic of) 5.125% 20254	3,750	4,246
Kazakhstan (Republic of) 6.50% 20454	2,250	3,120
Kenya (Republic of) 6.875% 20244	6,425	6,854
Kenya (Republic of) 8.00% 20324	800	847
Kenya (Republic of) 8.25% 20484	330	344
Kuwait (State of) 2.75% 20224	2,150	2,182
Morocco (Kingdom of) 4.25% 2022	5,400	5,650
Morocco (Kingdom of) 5.50% 2042	7,200	8,215
Nigeria (Republic of) 6.375% 2023	5,190	5,502
Pakistan (Islamic Republic of) 5.50% 20214	2,335	2,361
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,433
Pakistan (Islamic Republic of) 6.875% 2027	1,200	1,215
Pakistan (Islamic Republic of) 6.875% 20274	1,100	1,114
Panama (Republic of) 3.75% 20264	1,585	1,642
Panama (Republic of) 4.50% 2047	1,290	1,461
Paraguay (Republic of) 4.625% 2023	1,500	1,580
Paraguay (Republic of) 5.00% 2026	4,485	4,917
Paraguay (Republic of) 5.00% 20264	1,575	1,727
Paraguay (Republic of) 4.70% 20274	850	923
Paraguay (Republic of) 5.60% 20484	1,980	2,242
Poland (Republic of) 3.25% 2026	6,600	6,988
Portuguese Republic 5.125% 2024	1,725	1,933
PT Indonesia Asahan Aluminium Tbk 5.23% 20214	3,719	3,922
PT Indonesia Asahan Aluminium Tbk 5.71% 20234	2,050	2,251

The Bond Fund of America — Page 36 of 47

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 6.53% 20284	$685	$810
PT Indonesia Asahan Aluminium Tbk 6.757% 20484	655	806
Qatar (State of) 3.875% 20234	10,830	11,372
Qatar (State of) 3.375% 20244	4,000	4,138
Qatar (State of) 4.50% 20284	5,115	5,731
Qatar (State of) 4.00% 20294	8,202	8,853
Qatar (State of) 4.817% 20494	4,000	4,594
Romania 2.875% 2029	€1,400	1,767
Romania 3.50% 2034	6,485	8,141
Romania 3.375% 2038	2,200	2,706
Romania 4.625% 2049	2,900	3,994
Russian Federation 7.00% 2023	RUB111,000	1,746
Russian Federation 4.375% 2029	$4,000	4,153
Russian Federation 8.50% 2031	RUB37,360	645
Russian Federation 7.70% 2033	10,350	168
Russian Federation 7.25% 2034	55,290	862
Russian Federation 5.10% 20354	$800	870
Saudi Arabia (Kingdom of) 2.375% 20214	750	750
Saudi Arabia (Kingdom of) 2.875% 20234	3,995	4,047
Saudi Arabia (Kingdom of) 4.00% 20254	8,215	8,756
Saudi Arabia (Kingdom of) 3.25% 20264	4,170	4,260
Saudi Arabia (Kingdom of) 3.625% 20284	3,110	3,200
Saudi Arabia (Kingdom of) 4.375% 20294	5,870	6,355
Saudi Arabia (Kingdom of) 5.00% 20494	6,875	7,546
Saudi Arabia (Kingdom of) 5.25% 20504	1,600	1,823
Senegal (Republic of) 4.75% 2028	€4,000	4,574
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	684
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	804
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,994
Sri Lanka (Democratic Socialist Republic of) 6.20% 20274	955	907
Sri Lanka (Democratic Socialist Republic of) 6.75% 20284	320	310
Turkey (Republic of) 4.25% 2026	9,300	8,144
Turkey (Republic of) 4.875% 2026	3,580	3,213
Turkey (Republic of) 8.00% 2034	1,250	1,325
Turkey (Republic of) 6.00% 2041	2,820	2,443
Ukraine Government 7.75% 2019	18,600	18,692
Ukraine Government 7.75% 2021	7,900	8,274
Ukraine Government 6.75% 2026	€2,005	2,421
United Kingdom 0.125% 20413	£10,980	22,203
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	82,008
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,350
		983,129
Municipals 0.94% Illinois 0.73%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$54,315	58,204
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,345	15,585
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,460	5,937
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20464	7,760	9,670
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	35,036	36,679
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	134,565	141,821
G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,395
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,770
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,325
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,488

The Bond Fund of America — Page 37 of 47

unaudited

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2013-B, 4.91% 2027	$3,250	$3,324
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	8,034
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	835
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,369
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	7,001
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,060
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,733
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,257
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,174
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	654	674
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.90% 2050 (put 2025)8	6,275	6,307
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,215	1,287
		327,929
Michigan 0.05%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	5,105	5,214
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	14,640	15,329
		20,543
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,628
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,561
		13,189
Tennessee 0.02%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,245	1,304
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	810	842
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,360	3,537
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	4,155	4,388
		10,071
Minnesota 0.02%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,085	5,370
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	660	690
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,175	3,303
		9,363
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,804
South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	950	1,012
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	4,100	4,306
		5,318
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,065	2,154
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,835	2,940
		5,094

The Bond Fund of America — Page 38 of 47

unaudited

Bonds, notes & other debt instruments (continued) Municipals (continued) Nebraska 0.01%	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	$1,175	$1,214
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	3,600	3,751
		4,965
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,995	4,118
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	3,665	3,801
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,910	2,976
New York 0.01%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,010	2,081
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,450	1,507
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,295	1,359
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,230	1,295
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,030	1,094
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	830	866
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	825	858
California 0.00%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	790	789
Total municipals		424,020
Total bonds, notes & other debt instruments (cost: $41,613,030,000)		42,754,715

The Bond Fund of America — Page 39 of 47

unaudited

Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative4	6,250	$4,172
		4,172
Consumer discretionary 0.00%
Neiman Marcus Group, Inc., preferred shares14	1,058,540	982
		982
Total preferred securities (cost: $6,349,000)		5,154
Common stocks 0.01% Health care 0.01%
Rotech Healthcare Inc.6,7,14,15	342,069	2,052
Industrials 0.00%
Cornerstone Building Brands Inc.14,15	4,204	25
Information technology 0.00%
Corporate Risk Holdings I, Inc.6,7,14	188,850	22
Total common stocks (cost: $12,735,000)		2,099
Short-term securities 9.54% Money market investments 9.30%
Capital Group Central Cash Fund	41,749,182	4,174,501
Other short-term securities 0.24%	Principal amount (000)
Nigerian Treasury Bills 12.14%-14.31% due 8/1/2019-2/27/2020	NGN10,891,000	28,118
U.S. Treasury Bills 2.17%-2.46% due 7/23/2019-1/30/2020	$80,000	79,749
		107,867
Total short-term securities (cost: $4,281,984,000)		4,282,368
Total investment securities 104.80% (cost: $45,914,098,000)		47,044,336
Other assets less liabilities (4.80)%		(2,153,553)
Net assets 100.00%		$44,890,783

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount16 (000)	Value at 6/30/201917 (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
30 Day Federal Funds Futures	Short	1,566	July 2019	$(652,552)	$(637,119)	$226
90 Day Euro Dollar Futures	Long	15,995	September 2019	3,998,750	3,918,575	4,393
90 Day Euro Dollar Futures	Short	15,995	September 2020	(3,998,750)	(3,936,570)	(4,007)
90 Day Euro Dollar Futures	Short	5,565	March 2021	(1,391,250)	(1,369,964)	(4,324)
2 Year U.S. Treasury Note Futures	Long	84,850	October 2019	16,970,000	18,257,997	104,777
5 Year Euro-Bobl Futures	Long	922	September 2019	€92,200	140,948	597

The Bond Fund of America — Page 40 of 47

unaudited

Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount16 (000)	Value at 6/30/201917 (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
5 Year U.S. Treasury Note Futures	Long	59,306	October 2019	$5,930,600	$7,007,374	$77,248
10 Year Euro-Bund Futures	Short	1,659	September 2019	€(165,900)	(325,865)	(3,200)
10 Year U.S. Treasury Note Futures	Long	18,424	September 2019	$1,842,400	2,357,696	29,563
10 Year Ultra U.S. Treasury Note Futures	Short	8,627	September 2019	(862,700)	(1,191,604)	(26,623)
20 Year U.S. Treasury Bond Futures	Long	1,191	September 2019	119,100	185,312	4,562
30 Year Ultra U.S. Treasury Bond Futures	Long	4,202	September 2019	420,200	746,118	14,987
						$198,199

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2019 (000)
Purchases (000)	Sales (000)
JPY3,381,918	USD31,400	HSBC Bank	7/10/2019	$(2)
USD21,085	EUR18,696	Bank of America, N.A.	7/10/2019	(196)
USD25,498	MXN504,000	HSBC Bank	7/10/2019	(708)
USD19,787	KRW23,388,000	JPMorgan Chase	7/11/2019	(476)
PLN156,750	EUR36,586	JPMorgan Chase	7/15/2019	341
EUR19,625	USD22,151	JPMorgan Chase	7/15/2019	197
EUR12,260	PLN52,200	JPMorgan Chase	7/15/2019	(27)
USD4,385	EUR3,885	JPMorgan Chase	7/15/2019	(39)
CAD5,432	USD4,093	Bank of America, N.A.	7/16/2019	57
USD654	EUR575	JPMorgan Chase	7/16/2019	(1)
MXN330,000	USD17,356	UBS AG	7/16/2019	(214)
USD51,542	MXN1,021,600	Goldman Sachs	7/16/2019	(1,524)
GBP2,060	USD2,616	JPMorgan Chase	7/17/2019	2
USD470	GBP370	JPMorgan Chase	7/17/2019	—1
USD2,286	EUR2,035	JPMorgan Chase	7/17/2019	(32)
USD4,286	CAD5,682	JPMorgan Chase	7/17/2019	(55)
USD32,835	MXN634,296	HSBC Bank	7/17/2019	(107)
USD37,844	EUR33,354	Bank of America, N.A.	7/17/2019	(144)
USD19,548	SGD26,700	HSBC Bank	7/17/2019	(193)
USD3,986	INR277,800	Standard Chartered Bank	7/18/2019	(28)
EUR10,922	NOK106,800	JPMorgan Chase	7/18/2019	(88)
KRW188,000,000	USD159,020	Citibank	7/19/2019	3,903
CLP16,700,000	USD23,962	Standard Chartered Bank	7/19/2019	691
COP42,430,000	USD12,948	Goldman Sachs	7/19/2019	235
JPY816,191	USD7,546	UBS AG	7/19/2019	37
USD707	INR49,350	Standard Chartered Bank	7/19/2019	(6)
USD2,592	EUR2,285	JPMorgan Chase	7/19/2019	(10)
USD25,674	BRL99,000	HSBC Bank	7/19/2019	(56)
USD5,281	BRL20,570	Citibank	7/19/2019	(65)
USD21,278	KRW25,175,000	JPMorgan Chase	7/19/2019	(540)
USD842	EUR750	Morgan Stanley	7/22/2019	(13)
USD3,516	INR245,150	Goldman Sachs	7/22/2019	(24)
USD2,975	AUD4,300	Bank of America, N.A.	7/22/2019	(47)
USD10,545	EUR9,326	Morgan Stanley	7/22/2019	(82)
CAD50,925	USD38,119	HSBC Bank	7/23/2019	792

The Bond Fund of America — Page 41 of 47

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2019 (000)
Purchases (000)	Sales (000)
CAD37,000	USD27,614	Morgan Stanley	7/23/2019	$657
USD11,554	MXN222,520	Goldman Sachs	7/23/2019	9
USD33,221	CAD43,500	Morgan Stanley	7/23/2019	(17)
USD35,340	EUR31,357	Goldman Sachs	7/24/2019	(396)
JPY5,640,000	USD52,143	Morgan Stanley	7/25/2019	282
USD7,993	MXN154,000	UBS AG	7/25/2019	6
USD79,043	JPY8,531,581	Morgan Stanley	7/25/2019	(260)
USD18,569	EUR16,525	JPMorgan Chase	7/25/2019	(265)
USD19,222	GBP15,330	JPMorgan Chase	7/25/2019	(274)
USD11,806	SEK112,000	UBS AG	7/25/2019	(280)
USD66,664	EUR58,875	Morgan Stanley	7/25/2019	(437)
USD67,996	INR4,748,500	Standard Chartered Bank	7/25/2019	(561)
EUR23,213	MXN500,000	Goldman Sachs	7/26/2019	531
AUD21,724	USD15,073	JPMorgan Chase	7/26/2019	195
EUR10,000	USD11,330	Bank of America, N.A.	7/26/2019	68
USD3,514	EUR3,079	JPMorgan Chase	7/26/2019	4
JPY1,769,000	USD16,471	UBS AG	7/26/2019	(26)
USD4,844	EUR4,275	Bank of America, N.A.	7/26/2019	(29)
MXN700,200	USD33,397	Goldman Sachs	9/17/2019	2,584
USD35,500	MXN700,200	Goldman Sachs	9/17/2019	(481)
				$2,888

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.37375%	U.S. EFFR	7/31/2019	$24,105,200	$117	$—	$117
2.374%	U.S. EFFR	7/31/2019	21,636,900	110	—	110
2.33%	U.S. EFFR	7/31/2019	1,400,000	(48)	—	(48)
2.336%	U.S. EFFR	7/31/2019	2,800,000	(80)	—	(80)
2.361%	U.S. EFFR	7/31/2019	16,500,000	(107)	—	(107)
2.337%	U.S. EFFR	7/31/2019	5,437,000	(151)	—	(151)
2.354%	U.S. EFFR	7/31/2019	23,937,900	(303)	—	(303)
2.325%	U.S. EFFR	7/31/2019	8,913,700	(342)	—	(342)
2.321%	U.S. EFFR	7/31/2019	8,325,000	(349)	—	(349)
2.329%	U.S. EFFR	7/31/2019	14,603,200	(508)	—	(508)
2.305%	U.S. EFFR	7/31/2019	10,313,800	(578)	—	(578)
2.328%	U.S. EFFR	7/31/2019	17,470,000	(624)	(33)	(591)
2.33875%	U.S. EFFR	9/18/2019	4,701,300	1,974	—	1,974
U.S. EFFR	2.0275%	9/18/2019	3,643,000	6	—	6
U.S. EFFR	2.039%	9/18/2019	11,043,000	(154)	—	(154)
2.2125%	U.S. EFFR	10/30/2019	12,053,300	4,514	—	4,514
2.24%	U.S. EFFR	10/30/2019	5,541,900	2,252	—	2,252
U.S. EFFR	1.7645%	1/29/2020	10,290,000	(1,238)	—	(1,238)
U.S. EFFR	1.7885%	1/29/2020	12,628,500	(1,927)	—	(1,927)
U.S. EFFR	2.0135%	1/29/2020	13,091,900	(5,962)	—	(5,962)
U.S. EFFR	2.0675%	1/29/2020	15,272,000	(8,064)	—	(8,064)

The Bond Fund of America — Page 42 of 47

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
(0.223)%	EONIA	2/1/2020	€262,500	$424	$—	$424
(0.122)%	6-month EURIBOR	2/1/2020	261,900	373	—	373
(0.2305)%	EONIA	2/2/2020	517,500	808	—	808
U.S. EFFR	1.846%	6/7/2020	$425,000	(252)	—	(252)
1.755%	U.S. EFFR	6/21/2020	425,000	(64)	—	(64)
2.898%	3-month USD-LIBOR	8/3/2020	155,000	1,504	—	1,504
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(1,833)	—	(1,833)
2.622%	U.S. EFFR	9/14/2020	500,000	5,611	—	5,611
U.S. EFFR	2.429%	12/27/2020	79,500	(939)	—	(939)
2.3995%	U.S. EFFR	1/11/2021	33,220	391	—	391
2.4035%	U.S. EFFR	1/11/2021	24,780	293	—	293
2.3755%	U.S. EFFR	2/6/2021	538,000	6,565	—	6,565
2.346%	U.S. EFFR	2/26/2021	118,000	1,443	—	1,443
2.386%	U.S. EFFR	3/8/2021	2,367,015	31,196	—	31,196
2.37%	U.S. EFFR	3/8/2021	835,000	10,781	—	10,781
3-month USD-LIBOR	2.624%	3/8/2021	770,000	(9,873)	—	(9,873)
2.1125%	U.S. EFFR	3/28/2021	382,000	3,456	—	3,456
2.103%	U.S. EFFR	3/28/2021	297,000	2,638	—	2,638
3-month USD-LIBOR	2.357%	3/28/2021	87,000	(791)	—	(791)
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	(12,849)	—	(12,849)
U.S. EFFR	2.0775%	4/1/2021	114,500	(974)	—	(974)
3-month USD-LIBOR	2.348%	4/1/2021	1,771,000	(15,865)	—	(15,865)
2.197%	U.S. EFFR	4/15/2021	1,169,000	12,767	—	12,767
2.19875%	U.S. EFFR	5/7/2021	367,600	4,224	—	4,224
2.08125%	U.S. EFFR	5/23/2021	159,000	1,539	—	1,539
3-month USD-LIBOR	2.312%	5/23/2021	318,000	(2,919)	—	(2,919)
3-month USD-LIBOR	2.2045%	5/28/2021	14,000	(101)	—	(101)
1.7775%	3-month USD-LIBOR	6/21/2021	1,377,900	(673)	—	(673)
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	(411)	—	(411)
3-month USD-LIBOR	1.217%	9/22/2021	44,000	535	—	535
3-month USD-LIBOR	1.225%	9/22/2021	44,000	527	—	527
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	5,731	—	5,731
3-month USD-LIBOR	1.25%	9/23/2021	430,000	4,920	—	4,920
3-month USD-LIBOR	1.225%	9/23/2021	346,500	4,154	—	4,154
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	3,784	—	3,784
2.326%	U.S. EFFR	1/2/2022	1,450,000	29,058	—	29,058
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	1,233	—	1,233
2.176%	U.S. EFFR	1/7/2022	$710,000	11,648	—	11,648
8.44%	28-day MXN-TIIE	1/7/2022	MXN995,842	1,270	—	1,270
3-month USD-LIBOR	2.362%	4/11/2022	$13,000	(218)	—	(218)
2.197%	U.S. EFFR	4/18/2022	369,200	7,048	—	7,048
3-month USD-LIBOR	2.321%	5/2/2022	469,700	(7,490)	—	(7,490)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(314)	—	(314)
2.5775%	U.S. EFFR	7/16/2022	$1,001,820	11,609	—	11,609
3-month USD-LIBOR	1.948%	7/28/2022	630,000	(3,972)	—	(3,972)
2.80%	3-month USD-LIBOR	9/2/2022	785,000	18,181	—	18,181
2.009%	3-month USD-LIBOR	10/4/2022	272,000	2,400	—	2,400
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	1,314	—	1,314
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	(26,192)	—	(26,192)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	(27,655)	—	(27,655)

The Bond Fund of America — Page 43 of 47

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
3-month USD-LIBOR	2.9415%	5/14/2023	$22,700	$(1,027)	$—	$(1,027)
2.5815%	U.S. EFFR	5/25/2023	459,000	19,060	—	19,060
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(330)	—	(330)
3-month USD-LIBOR	3.0965%	10/31/2023	261,895	(14,861)	—	(14,861)
3-month USD-LIBOR	3.09009%	10/31/2023	263,410	(14,877)	—	(14,877)
U.S. EFFR	2.4435%	12/20/2023	62,076	(2,545)	—	(2,545)
U.S. EFFR	2.45375%	12/20/2023	556,063	(23,043)	—	(23,043)
U.S. EFFR	2.4325%	12/21/2023	138,000	(5,594)	—	(5,594)
2.21875%	U.S. EFFR	3/14/2024	349,000	11,361	—	11,361
3-month USD-LIBOR	2.18075%	3/29/2024	74,400	(1,476)	—	(1,476)
3-month USD-LIBOR	2.194%	3/29/2024	74,900	(1,531)	—	(1,531)
3-month USD-LIBOR	2.21875%	3/29/2024	78,700	(1,698)	—	(1,698)
3-month USD-LIBOR	2.221%	4/1/2024	63,000	(1,366)	—	(1,366)
3-month USD-LIBOR	2.30%	4/2/2024	50,000	(1,263)	—	(1,263)
3-month USD-LIBOR	2.2935%	4/2/2024	400,000	(9,988)	—	(9,988)
2.314%	3-month USD-LIBOR	5/9/2024	571,400	14,914	—	14,914
3-month USD-LIBOR	2.293%	5/10/2024	73,450	(1,846)	—	(1,846)
7.79%	28-day MXN-TIIE	5/31/2024	MXN1,150,000	1,274	—	1,274
3-month USD-LIBOR	1.93%	6/12/2024	$24,000	(197)	—	(197)
2.768%	3-month USD-LIBOR	1/29/2025	230,000	3,885	—	3,885
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(2,055)	—	(2,055)
2.524%	3-month USD-LIBOR	4/14/2025	$123,000	4,623	—	4,623
2.354%	3-month USD-LIBOR	9/25/2025	420,000	11,669	—	11,669
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(2,079)	—	(2,079)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(1,458)	—	(1,458)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(1,636)	—	(1,636)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(1,451)	—	(1,451)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	255	—	255
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	124	—	124
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	237	—	237
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	60	—	60
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	91	—	91
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(1,840)	—	(1,840)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	1,562	—	1,562
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(1,145)	—	(1,145)
28-day MXN-TIIE	7.47%	4/5/2027	290,000	(33)	—	(33)
28-day MXN-TIIE	7.625%	5/20/2027	410,000	(242)	—	(242)
28-day MXN-TIIE	7.865%	12/8/2027	189,000	(249)	—	(249)
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	(1,839)	—	(1,839)
2.91%	3-month USD-LIBOR	2/1/2028	88,800	3,550	—	3,550
2.908%	3-month USD-LIBOR	2/1/2028	88,900	3,546	—	3,546
2.925%	3-month USD-LIBOR	2/1/2028	71,100	2,891	—	2,891
2.92%	3-month USD-LIBOR	2/2/2028	67,200	2,716	—	2,716
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(3,594)	—	(3,594)
U.S. EFFR	2.5065%	3/22/2028	203,000	(14,127)	—	(14,127)
U.S. EFFR	2.535%	3/23/2028	156,100	(11,231)	—	(11,231)
U.S. EFFR	2.471%	3/27/2028	190,100	(12,686)	—	(12,686)
U.S. EFFR	2.4575%	3/29/2028	224,497	(14,737)	—	(14,737)
U.S. EFFR	2.424%	3/30/2028	189,960	(11,949)	—	(11,949)
U.S. EFFR	2.412%	4/5/2028	86,343	(5,351)	—	(5,351)

The Bond Fund of America — Page 44 of 47

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
2.919%	3-month USD-LIBOR	7/16/2028	$89,800	$7,553	$—	$7,553
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(3,783)	—	(3,783)
3-month USD-LIBOR	2.724%	2/5/2029	$301,173	(20,841)	—	(20,841)
3-month USD-LIBOR	2.7435%	2/6/2029	301,183	(21,364)	—	(21,364)
3-month USD-LIBOR	2.3665%	3/27/2029	65,000	(2,466)	—	(2,466)
3-month USD-LIBOR	2.4745%	4/3/2029	60,000	(2,853)	—	(2,853)
3-month USD-LIBOR	2.4775%	4/4/2029	24,000	(1,148)	—	(1,148)
3-month USD-LIBOR	2.493%	4/8/2029	27,500	(1,353)	—	(1,353)
U.S. EFFR	2.32625%	4/18/2029	59,900	(3,409)	—	(3,409)
3-month USD-LIBOR	2.566%	4/24/2029	45,000	(2,508)	—	(2,508)
3-month USD-LIBOR	2.5525%	4/25/2029	36,400	(1,984)	—	(1,984)
3-month USD-LIBOR	1.9675%	6/21/2029	295,800	(315)	—	(315)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(4,172)	—	(4,172)
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(14,442)	—	(14,442)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	(10,108)	—	(10,108)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	1,105	—	1,105
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	(2,881)	—	(2,881)
2.523%	3-month USD-LIBOR	12/8/2035	5,000	279	—	279
2.432%	3-month USD-LIBOR	9/21/2037	2,000	86	—	86
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(1,857)	—	(1,857)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(2,193)	—	(2,193)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(2,200)	—	(2,200)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(1,727)	—	(1,727)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	4,815	—	4,815
3.193%	3-month USD-LIBOR	5/21/2038	45,000	7,392	—	7,392
3.062%	3-month USD-LIBOR	7/31/2038	23,500	3,394	—	3,394
2.835%	3-month USD-LIBOR	1/10/2039	21,500	2,347	—	2,347
6-month GBP-LIBOR	1.5872%	2/5/2039	£4,250	(360)	—	(360)
6-month GBP-LIBOR	1.5877%	2/5/2039	7,300	(618)	—	(618)
2.874%	3-month USD-LIBOR	2/6/2039	$13,900	1,607	—	1,607
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	3,710	—	3,710
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(4,408)	—	(4,408)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(1,867)	—	(1,867)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(2,723)	—	(2,723)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(2,721)	—	(2,721)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(9,360)	—	(9,360)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(1,004)	—	(1,004)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(1,204)	—	(1,204)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(3,628)	—	(3,628)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(644)	—	(644)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	197	—	197
U.S. EFFR	2.166%	10/23/2047	55,000	(2,631)	—	(2,631)
U.S. EFFR	2.172%	11/8/2047	30,000	(1,475)	—	(1,475)
U.S. EFFR	2.145%	11/9/2047	33,500	(1,448)	—	(1,448)
U.S. EFFR	2.155%	11/10/2047	18,850	(856)	—	(856)
U.S. EFFR	2.153%	11/10/2047	33,500	(1,507)	—	(1,507)
U.S. EFFR	2.17%	11/13/2047	34,150	(1,664)	—	(1,664)
U.S. EFFR	2.5635%	2/12/2048	135,836	(18,524)	—	(18,524)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	1,430	—	1,430
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	1,397	—	1,397

The Bond Fund of America — Page 45 of 47

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
U.S. EFFR	2.4615%	3/15/2048	$8,400	$(957)	$—	$(957)
U.S. EFFR	2.485%	3/15/2048	8,400	(1,001)	—	(1,001)
2.917%	3-month USD-LIBOR	3/16/2048	16,700	2,610	—	2,610
U.S. EFFR	2.425%	3/16/2048	16,700	(1,767)	—	(1,767)
U.S. EFFR	2.505%	3/22/2048	14,700	(1,818)	—	(1,818)
U.S. EFFR	2.51375%	3/22/2048	16,300	(2,048)	—	(2,048)
U.S. EFFR	2.40875%	4/13/2048	61,900	(6,337)	—	(6,337)
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,082	—	1,082
U.S. EFFR	2.43625%	4/19/2048	60,300	(6,547)	—	(6,547)
U.S. EFFR	2.445%	6/4/2048	31,400	(3,481)	—	(3,481)
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	13,861	—	13,861
3.236%	3-month USD-LIBOR	10/31/2048	16,250	3,746	—	3,746
3-month USD-LIBOR	2.8755%	1/31/2049	157,500	(23,659)	—	(23,659)
2.7065%	3-month USD-LIBOR	5/2/2049	63,800	7,181	—	7,181
3-month USD-LIBOR	2.641%	5/9/2049	127,500	(12,456)	—	(12,456)
2.5625%	3-month USD-LIBOR	5/15/2049	125,200	10,007	—	10,007
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(560)	—	(560)
					$(33)	$(169,993)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 6/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$300,859	$(22,844)	$(17,313)	$(5,531)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	1,705,285	(36,829)	(28,086)	(8,743)
					$(45,399)	$(14,274)

1	Amount less than one thousand.
2	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $334,336,000, which represented .74% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government price index.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,570,976,000, which represented 10.18% of the net assets of the fund.
5	Step bond; coupon rate may change at a later date.
6	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $40,762,000, which represented .09% of the net assets of the fund.
7	Value determined using significant unobservable inputs.
8	Coupon rate may change periodically.
9	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
10	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $18,229,000, which represented .04% of the net assets of the fund.
11	Scheduled interest and/or principal payment was not received.
12	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
13	Purchased on a TBA basis.
14	Security did not produce income during the last 12 months.
15	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
16	Notional amount is calculated based on the number of contracts and notional contract size.
17	Value is calculated based on the notional amount and current market price.

The Bond Fund of America — Page 46 of 47

unaudited

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$2,052.00%
Cornerstone Building Brands Inc.	11/16/2018	89	25.00
Total private placement securities		$ 12,735	$ 2,077.00%

Key to abbreviations and symbols
Agcy. = Agency	GBP/£ = British pounds
AMT = Alternative Minimum Tax	ICE = Intercontinental Exchange, Inc.
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
CLP = Chilean pesos	NGN = Nigerian naira
COP = Colombian pesos	NOK = Norwegian kroner
Dept. = Department	PLN = Polish zloty
Dev. = Development	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
EFFR = Effective Federal Funds Rate	RUB = Russian rubles
EONIA = Euro Overnight Index Average	SEK = Swedish kronor
EUR/€ = Euros	SGD = Singapore dollars
EURIBOR = Euro Interbank Offered Rate	SIFMA = Securities Industry and Financial Markets Association
Fac. = Facility	TBA = To-be-announced
Facs. = Facilities	TIIE = Equilibrium Interbank Interest Rate
Fin. = Finance	USD/$ = U.S. dollars
G.O. = General Obligation	UYU = Uruguayan pesos

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-008-0819O-S73135	The Bond Fund of America — Page 47 of 47

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 30, 2019